UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-04661

Exact name of registrant as specified in charter:	Prudential Global Total Return Fund, Inc.

Address of principal executive offices:	655 Broad Street, 17th Floor,
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
655 Broad Street, 17th Floor,
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	10/31/2015

Date of reporting period:	7/31/2015

Item 1. Schedule of Investments

Prudential Global Total Return Fund, Inc.

Schedule of Investments

as of July 31, 2015 (Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#		Value
LONG-TERM INVESTMENTS — 96.8%
FOREIGN BONDS — 53.0%
Australia
New South Wales Treasury Corp., Series 24, Local Gov’t. Gtd. Notes	5.000%	08/20/24	AUD	200	$169,789

Austria
Austria Government International Bond, Sr. Unsec’d. Notes, MTN, 144A, RegS	5.375%	12/01/34	CAD	100	99,251

Belgium — 1.4%
Belgium Government International Bond, Sr. Unsec’d. Notes, RegS	9.375%	02/21/20	GBP	188	387,837
Belgium Government International Bond, Unsec’d. Notes, 144A, RegS(a)	8.875%	12/01/24		500	737,742
Belgium Government International Bond, Unsec’d. Notes, MTN	5.000%	04/24/18	GBP	2,000	3,434,059
Belgium Government International Bond, Unsec’d. Notes, MTN	5.700%	05/28/32	GBP	150	316,353

					4,875,991

Brazil — 1.7%
Brazil Notas do Tesouro Nacional B, Series NTNB, Unsec’d. Notes	6.000%	08/15/50	BRL	424	311,689
Brazil Notas do Tesouro Nacional F, Series NTNF, Unsec’d. Notes	10.000%	01/01/21	BRL	750	195,678
Brazilian Government International Bond, Sr. Unsec’d. Notes	2.875%	04/01/21	EUR	300	330,305
Brazilian Government International Bond, Sr. Unsec’d. Notes	4.875%	01/22/21		500	516,000
Brazilian Government International Bond, Unsec’d. Notes	11.000%	06/26/17	EUR	2,744	3,533,825
JBS USA LLC/JBS USA Finance, Inc., Gtd. Notes, 144A (original cost $175,275; purchased 12/08/11)(a)(b)	7.250%	06/01/21		190	199,738
JBS USA LLC/JBS USA Finance, Inc., Sr. Unsec’d. Notes, 144A (original cost $545,000; purchased 05/20/15)(a)(b)	5.750%	06/15/25		545	540,065
Minerva Luxembourg SA, Gtd. Notes, 144A	12.250%	02/10/22		200	220,000
Schahin II Finance Co. SPV Ltd., Sr. Sec’d. Notes, 144A (original cost $220,424; purchased 03/27/12)(a)(b)	5.875%	09/25/22		217	75,194

					5,922,494

Bulgaria — 0.4%
Bulgaria Government International Bond, Sr. Unsec’d. Notes, RegS	2.950%	09/03/24	EUR	810	888,248
Bulgaria Government International Bond, Sr. Unsec’d. Notes, RegS	4.250%	07/09/17	EUR	500	587,563

					1,475,811

Canada — 0.7%
Agrium, Inc., Sr. Unsec’d. Notes	6.125%	01/15/41		25	28,594
Barrick North America Finance LLC, Gtd. Notes	5.700%	05/30/41		45	36,905
Barrick North America Finance LLC, Gtd. Notes	5.750%	05/01/43		35	30,069
Barrick PD Australia Finance Pty. Ltd., Gtd. Notes	5.950%	10/15/39		50	41,642
Canadian Government Bond, Unsec’d. Notes(c)	1.750%	09/01/19	CAD	700	562,087
Canadian Government Bond, Unsec’d. Notes(c)	4.000%	06/01/41	CAD	650	680,789
Canadian Pacific Railway Co., Sr. Unsec’d. Notes	6.500%	05/15/18		77	86,236
Province of Alberta, Unsec’d. Notes	3.400%	12/01/23	CAD	200	169,903
Province of British Columbia, Unsec’d. Notes	3.200%	06/18/44	CAD	200	160,700
Province of British Columbia, Unsec’d. Notes	3.300%	12/18/23	CAD	200	169,347
Province of British Columbia, Unsec’d. Notes	7.875%	11/30/23	CAD	117	129,136
TransAlta Corp., Sr. Unsec’d. Notes	6.650%	05/15/18		200	219,387

					2,314,795

Cayman Islands — 0.2%
Cayman Islands Government Bond, Sr. Unsec’d. Notes, RegS	5.950%	11/24/19		500	571,500

Chile — 0.1%
Chile Government International Bond, Sr. Unsec’d. Notes	1.625%	01/30/25	EUR	100	108,529
Chile Government International Bond, Sr. Unsec’d. Notes	1.875%	05/27/30	EUR	100	102,741

					211,270

China — 0.2%
China Government Bond, Sr. Unsec’d. Notes	1.800%	12/01/15	CNH	1,000	160,199
Sinopec Group Overseas Development 2015 Ltd., Gtd. Notes, 144A	2.500%	04/28/20		500	492,144

					652,343

Colombia — 0.8%
Colombia Government International Bond, Sr. Unsec’d. Notes	4.000%	02/26/24		1,000	996,000
Colombia Government International Bond, Sr. Unsec’d. Notes	8.375%	02/15/27		195	243,945
Colombia Government International Bond, Sr. Unsec’d. Notes	8.700%	02/15/16		88	91,652
Colombia Government International Bond, Sr. Unsec’d. Notes	11.750%	02/25/20		715	968,825
Colombia Government International Bond, Sr. Unsec’d. Notes	12.000%	10/22/15	COP	1,000,000	351,368
Pacific Rubiales Energy Corp., Gtd. Notes, 144A	5.375%	01/26/19		200	142,000

					2,793,790

Costa Rica — 0.1%
Costa Rica Government International Bond, Sr. Unsec’d. Notes, 144A	4.375%	04/30/25		500	448,750

Cyprus — 1.8%
Cyprus Government International Bond, Sr. Unsec’d. Notes, MTN, 144A, RegS	3.750%	11/01/15	EUR	1,431	1,575,524
Cyprus Government International Bond, Sr. Unsec’d. Notes, MTN, 144A, RegS	4.625%	02/03/20	EUR	4,097	4,713,255

					6,288,779

Denmark — 0.1%
Denmark Government Bond, Unsec’d. Notes	1.750%	11/15/25	DKK	520	83,475
Denmark Government Bond, Unsec’d. Notes	4.500%	11/15/39	DKK	500	122,642

					206,117

Dominican Republic — 0.1%
Dominican Republic International Bond, Sr. Unsec’d. Notes, RegS	7.500%	05/06/21		300	335,250

Finland — 0.3%
Finland Government International Bond, Sr. Unsec’d. Notes	6.950%	02/15/26		340	460,438
Finland Government International Bond, Sr. Unsec’d. Notes, MTN	2.250%	01/18/17	SEK	5,000	593,590

					1,054,028

France — 0.7%
Credit Agricole Assurances SA, Sub. Notes, RegS	4.250	%(d)	01/29/49	EUR	1,000	1,097,590
Ephios Bondco PLC, Sec’d. Notes, 144A	6.250%		07/01/22	EUR	1,000	1,118,842
France Government Bond OAT, Unsec’d. Notes, RegS(c)	1.750%		11/25/24	EUR	300	355,793

						2,572,225

Germany — 1.3%
Fresenius Medical Care U.S. Finance II, Inc., Gtd. Notes, 144A	4.125%		10/15/20		325	331,500
KFW, Gov’t. Gtd. Notes	4.700%		06/02/37	CAD	179	170,498
RWE AG, Jr. Sub. Notes, RegS	4.625	%(d)	09/28/49	EUR	200	220,419
Techem Energy Metering Service GmbH & Co. KG, Gtd. Notes, MTN, 144A	7.875%		10/01/20	EUR	275	328,506
Techem GmbH, Sr. Sec’d. Notes, MTN, 144A	6.125%		10/01/19	EUR	500	575,894
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH, Sr. Sec’d. Notes, 144A	5.500%		09/15/22	EUR	405	475,837
Volkswagen International Finance NV, Gtd. Notes, RegS	3.750	%(d)	12/31/49	EUR	1,000	1,144,925
Vonovia Finance BV, Gtd. Notes, RegS	4.625	%(d)	04/08/74	EUR	1,000	1,148,918

						4,396,497

Greece — 0.7%
Hellenic Republic Government International Bond, Series 12BR, Sr. Unsec’d. Notes(a)	5.250%		02/01/16	JPY	6,500	36,738
Hellenic Republic Government International Bond, Series 12RG, Sr. Unsec’d. Notes(a)	5.250%		02/01/16	JPY	340,900	1,935,760
Hellenic Republic Government International Bond, Sr. Unsec’d. Notes, MTN(a)	3.800%		08/08/17	JPY	54,000	308,480

						2,280,978

Hungary — 2.3%
Hungary Government Bond, Series 18/A, Unsec’d. Notes	5.500%		12/20/18	HUF	100,000	393,371
Hungary Government International Bond, Series 5, Sr. Unsec’d. Notes	2.110%		10/26/17	JPY	100,000	806,936
Hungary Government International Bond, Sr. Unsec’d. Notes	4.000%		03/25/19		332	345,280
Hungary Government International Bond, Sr. Unsec’d. Notes	5.375%		02/21/23		450	490,239
Hungary Government International Bond, Sr. Unsec’d. Notes, MTN	4.000%		05/20/16	CHF	600	639,491
Hungary Government International Bond, Sr. Unsec’d. Notes, RegS	4.375%		07/04/17	EUR	1,000	1,169,635
Hungary Government International Bond, Sr. Unsec’d. Notes, RegS	5.000%		03/30/16	GBP	200	318,370
Hungary Government International Bond, Sr. Unsec’d. Notes, RegS	5.750%		06/11/18	EUR	500	619,138
Hungary Government International Bond, Sr. Unsec’d. Notes, RegS	6.000%		01/11/19	EUR	2,500	3,168,312

						7,950,772

Iceland — 0.5%
Iceland Government International Bond, Unsec’d. Notes, RegS	4.875%		06/16/16		1,500	1,538,576
Iceland Government International Bond, Unsec’d. Notes, RegS	5.875%		05/11/22		225	255,933

						1,794,509

India — 0.5%
Bharti Airtel International Netherlands BV, Gtd. Notes, 144A	5.125%		03/11/23		200	213,554

Export-Import Bank of India, Sr. Unsec’d. Notes, MTN, RegS	5.760%	04/05/18	AUD	1,000	763,508
State Bank of India, Sr. Unsec’d. Notes, MTN, RegS	4.500%	11/30/15	EUR	700	777,316

					1,754,378

Indonesia — 2.5%
Berau Capital Resources Ltd., Sr. Sec’d. Notes, RegS (original cost $442,500; purchased 12/15/11-03/07/12)(a)(b)(e)	12.500%	07/08/49		400	250,400
Indonesia Government International Bond, Sr. Unsec’d. Notes, 144A	3.375%	07/30/25	EUR	1,800	1,957,081
Indonesia Government International Bond, Sr. Unsec’d. Notes, MTN, 144A	2.875%	07/08/21	EUR	900	1,002,025
Indonesia Government International Bond, Sr. Unsec’d. Notes, MTN, 144A	4.125%	01/15/25		335	330,813
Indonesia Government International Bond, Sr. Unsec’d. Notes, MTN, RegS	2.875%	07/08/21	EUR	546	607,895
Majapahit Holding BV, Gtd. Notes, RegS	7.750%	01/20/20		800	919,040
Pertamina Persero PT, Sr. Unsec’d. Notes, MTN, 144A	4.300%	05/20/23		500	481,350
Perusahaan Penerbit SBSN Indonesia II, Sr. Unsec’d. Notes, RegS	4.000%	11/21/18		2,200	2,296,250
Perusahaan Penerbit SBSN Indonesia III, Sr. Unsec’d. Notes, 144A	4.350%	09/10/24		300	295,125
Perusahaan Penerbit SBSN Indonesia III, Sr. Unsec’d. Notes, 144A	6.125%	03/15/19		375	417,656

					8,557,635

Ireland — 1.5%
CRH America, Inc., Gtd. Notes	8.125%	07/15/18		110	128,463
Ireland Government Bond, Unsec’d. Notes, RegS	2.400%	05/15/30	EUR	1,200	1,450,084
Ireland Government Bond, Unsec’d. Notes, RegS	3.400%	03/18/24	EUR	2,690	3,523,583

					5,102,130

Italy — 3.7%
Cassa Depositi e Prestiti SpA, Sr. Unsec’d. Notes, MTN, RegS	4.750%	06/18/19	EUR	500	626,245
Italy Buoni Poliennali Del Tesoro, Sr. Unsec’d. Notes	2.500%	12/01/24	EUR	100	116,744
Italy Buoni Poliennali Del Tesoro, Sr. Unsec’d. Notes	3.750%	09/01/24	EUR	900	1,153,588
Italy Buoni Poliennali Del Tesoro, Sr. Unsec’d. Notes	4.500%	05/01/23	EUR	2,700	3,614,099
Italy Buoni Poliennali Del Tesoro, Sr. Unsec’d. Notes	5.500%	11/01/22	EUR	700	982,801
Italy Buoni Poliennali Del Tesoro, Sr. Unsec’d. Notes	6.500%	11/01/27	EUR	2,295	3,695,894
Italy Buoni Poliennali Del Tesoro, Sr. Unsec’d. Notes, RegS, 144A	4.750%	09/01/44	EUR	500	759,894
Italy Government International Bond, Sr. Unsec’d. Notes, MTN	5.200%	07/31/34	EUR	250	366,973
Italy Government International Bond, Sr. Unsec’d. Notes, MTN, RegS	5.250%	12/07/34	GBP	232	409,532
Italy Government International Bond, Sr. Unsec’d. Notes, MTN, RegS	5.750%	07/25/16	EUR	201	232,618
Italy Government International Bond, Sr. Unsec’d. Notes, MTN, RegS	6.000%	08/04/28	GBP	407	767,841

					12,726,229

Japan — 0.7%
Japan Finance Organization for Municipalities, Gov’t. Gtd. Notes, MTN	5.750%	08/09/19	GBP	400	720,663
Japan Government Twenty Year Bond, Series 149, Sr. Unsec’d. Notes(f)	1.500%	06/20/34	JPY	50,000	431,040

Japan Government Twenty Year Bond, Series 150, Sr. Unsec’d. Notes(f)	1.400%		09/20/34	JPY	145,000	1,226,267
MUFG Capital Finance 1 Ltd., Gtd. Notes	6.346	%(d)	07/29/49		120	124,350

						2,502,320

Kazakhstan — 0.3%
Kazakhstan Government International Bond, Sr. Unsec’d. Notes, 144A	3.875%		10/14/24		925	855,625
Kazakhstan Government International Bond, Unsec’d. Notes, MTN, 144A	5.125%		07/21/25		300	296,886

						1,152,511

Latvia — 0.4%
Republic of Latvia, Sr. Unsec’d. Notes, 144A	5.250%		06/16/21		500	563,750
Republic of Latvia, Sr. Unsec’d. Notes, RegS	2.750%		01/12/20		400	402,500
Republic of Latvia, Sr. Unsec’d. Notes, RegS	5.250%		06/16/21		500	563,750

						1,530,000

Lithuania — 0.4%
Lithuania Government International Bond, Sr. Unsec’d. Notes, RegS	6.125%		03/09/21		700	811,504
Lithuania Government International Bond, Sr. Unsec’d. Notes, RegS	6.625%		02/01/22		200	239,750
Lithuania Government International Bond, Sr. Unsec’d. Notes, RegS	7.375%		02/11/20		245	292,971

						1,344,225

Macedonia — 0.2%
Former Yugoslav Republic Of Macedonia, Sr. Unsec’d. Notes, 144A	3.975%		07/24/21	EUR	500	533,200

Malaysia — 0.4%
Wakala Global Sukuk Bhd, Sr. Unsec’d. Notes, RegS	4.646%		07/06/21		1,100	1,212,200

Mexico — 3.7%
CEMEX Espana SA, Sr. Sec’d. Notes, 144A	9.875%		04/30/19		1,000	1,095,000
Mexican Bonos, Series M10, Sr. Unsec’d. Notes	8.500%		12/13/18	MXN	7,000	481,935
Mexico Government International Bond, Sr. Unsec’d. Notes	2.750%		04/22/23	EUR	2,075	2,380,277
Mexico Government International Bond, Sr. Unsec’d. Notes	4.000%		03/15/2115	EUR	450	434,413
Mexico Government International Bond, Sr. Unsec’d. Notes, MTN	1.625%		03/06/24	EUR	400	419,531
Mexico Government International Bond, Sr. Unsec’d. Notes, MTN	2.375%		04/09/21	EUR	100	113,888
Mexico Government International Bond, Sr. Unsec’d. Notes, MTN	3.000%		03/06/45	EUR	500	481,830
Mexico Government International Bond, Sr. Unsec’d. Notes, MTN	4.250%		07/14/17	EUR	2,984	3,518,868
Mexico Government International Bond, Sr. Unsec’d. Notes, MTN	5.500%		02/17/20	EUR	100	128,495
Mexico Government International Bond, Sr. Unsec’d. Notes, MTN	5.625%		03/19/2114	GBP	200	300,929
Mexico Government International Bond, Sr. Unsec’d. Notes, MTN	6.750%		02/06/24	GBP	840	1,636,449
Mexico Government International Bond, Sr. Unsec’d. Notes, MTN	11.000%		05/08/17	ITL	250,000	167,678
Petroleos Mexicanos, Gtd. Notes, MTN	8.250%		06/02/22	GBP	206	404,997
Petroleos Mexicanos, Gtd. Notes, MTN, 144A	3.500%		07/23/20		500	505,000

Petroleos Mexicanos, Gtd. Notes, MTN, 144A	4.250%		01/15/25		200	194,800
Petroleos Mexicanos, Gtd. Notes, RegS	3.125%		11/27/20	EUR	500	579,327

						12,843,417

Netherlands — 0.4%
Bank Nederlandse Gemeenten NV, Sr. Unsec’d. Notes, 144A	2.125%		10/01/19	CAD	100	79,150
Bank Nederlandse Gemeenten NV, Sr. Unsec’d. Notes, MTN	0.500%		05/12/21	ZAR	10,000	476,332
Bank Nederlandse Gemeenten NV, Sr. Unsec’d. Notes, MTN	0.500%		06/22/21	ZAR	6,000	287,762
Bank Nederlandse Gemeenten NV, Sr. Unsec’d. Notes, MTN	5.500%		05/23/22	AUD	338	280,567
Bank Nederlandse Gemeenten NV, Sr. Unsec’d. Notes, MTN, RegS	0.500%		06/07/22	ZAR	10,000	431,849

						1,555,660

New Zealand — 0.1%
New Zealand Local Government Funding Agency, Unsec’d. Notes	6.000%		05/15/21	NZD	500	373,854

Norway — 0.1%
City of Oslo Norway, Sr. Unsec’d. Notes	3.650%		11/08/23	NOK	2,000	269,011

Panama — 1.4%
Panama Government International Bond, Sr. Unsec’d. Notes	4.000%		09/22/24		400	405,600
Panama Government International Bond, Sr. Unsec’d. Notes	5.200%		01/30/20		800	880,800
Panama Government International Bond, Sr. Unsec’d. Notes	6.700%		01/26/36		1,700	2,125,000
Panama Government International Bond, Sr. Unsec’d. Notes	8.125%		04/28/34		138	186,645
Panama Government International Bond, Sr. Unsec’d. Notes	9.375%		01/16/23		622	856,805
Panama Government International Bond, Sr. Unsec’d. Notes	10.750%		05/15/20		275	365,888

						4,820,738

Peru — 1.2%
Peru Enhanced Pass-Through Finance Ltd., Pass-Through Certificates, 144A	1.426	%(g)	05/31/18		1,950	1,864,583
Peru Enhanced Pass-Through Finance Ltd., Pass-Through Certificates, RegS	2.933	%(g)	05/31/25		1,000	753,500
Peruvian Government International Bond, Sr. Unsec’d. Notes	7.350%		07/21/25		500	651,250
Peruvian Government International Bond, Unsec’d. Notes, 144A	5.700%		08/12/24	PEN	2,600	765,520

						4,034,853

Philippines — 1.8%
Philippine Government International Bond, Sr. Unsec’d. Notes	3.900%		11/26/22	PHP	60,000	1,298,655
Philippine Government International Bond, Sr. Unsec’d. Notes	4.950%		01/15/21	PHP	30,000	687,111
Philippine Government International Bond, Sr. Unsec’d. Notes	6.250%		03/15/16	EUR	3,081	3,491,613
Philippine Government International Bond, Sr. Unsec’d. Notes	6.250%		01/14/36	PHP	25,000	624,248

						6,101,627

Poland — 0.1%
Poland Government Bond, Series 719, Unsec’d. Notes	3.250%	07/25/19	PLN	1,000	275,187

Portugal — 1.8%
Portugal Government International Bond, Unsec’d. Notes, MTN, 144A	5.125%	10/15/24		2,200	2,318,914
Portugal Government International Bond, Unsec’d. Notes, MTN, RegS	5.125%	10/15/24		1,500	1,581,078
Portugal Obrigacoes do Tesouro OT, Sr. Unsec’d. Notes, RegS, 144A	3.850%	04/15/21	EUR	500	617,611
Portugal Obrigacoes do Tesouro OT, Sr. Unsec’d. Notes, RegS, 144A	5.650%	02/15/24	EUR	200	278,165
Portugal Obrigacoes do Tesouro OT, Unsec’d. Notes, RegS, 144A	3.875%	02/15/30	EUR	1,300	1,594,848

					6,390,616

Romania — 1.0%
Romania Government Bond, Series 10Y, Unsec’d. Notes	5.850%	04/26/23	RON	2,000	569,050
Romanian Government International Bond, Sr. Unsec’d. Notes, MTN, RegS	3.625%	04/24/24	EUR	730	865,539
Romanian Government International Bond, Sr. Unsec’d. Notes, MTN, RegS	6.750%	02/07/22		500	590,000
Romanian Government International Bond, Sr. Unsec’d. Notes, RegS	6.500%	06/18/18	EUR	1,000	1,279,461

					3,304,050

Russia — 0.4%
Russian Foreign Bond - Eurobond, Sr. Unsec’d. Notes, RegS	3.625%	09/16/20	EUR	1,300	1,419,872

Singapore — 0.2%
Singapore Government Bond, Sr. Unsec’d. Notes	3.000%	09/01/24	SGD	500	377,228
Temasek Financial I Ltd., Gtd. Notes, MTN	3.265%	02/19/20	SGD	500	379,366

					756,594

Slovak Republic — 0.7%
Slovakia Government International Bond, Sr. Unsec’d. Notes, RegS	4.375%	05/21/22		2,200	2,427,018

Slovenia — 2.3%
Slovenia Government Bond, Series RS63, Sr. Unsec’d. Notes, RegS	4.375%	02/06/19	EUR	300	371,576
Slovenia Government International Bond, Sr. Unsec’d. Notes, 144A	4.125%	02/18/19		300	316,125
Slovenia Government International Bond, Sr. Unsec’d. Notes, 144A	4.750%	05/10/18		1,500	1,605,000
Slovenia Government International Bond, Sr. Unsec’d. Notes, 144A	5.850%	05/10/23		1,500	1,714,650
Slovenia Government International Bond, Sr. Unsec’d. Notes, RegS	5.250%	02/18/24		200	220,400
Slovenia Government International Bond, Sr. Unsec’d. Notes, RegS	5.500%	10/26/22		1,700	1,908,250

Slovenia Government International Bond, Sr. Unsec’d. Notes, RegS	5.850%		05/10/23		1,715	1,960,416

						8,096,417

South Africa — 1.4%
South Africa Government Bond, Series R213, Unsec’d. Notes	7.000%		02/28/31	ZAR	1,800	122,085
South Africa Government International Bond, Sr. Unsec’d. Notes	3.750%		07/24/26	EUR	1,000	1,122,960
South Africa Government International Bond, Sr. Unsec’d. Notes, MTN	4.500%		04/05/16	EUR	2,202	2,481,222
ZAR Sovereign Capital Fund Propriety Ltd., Sr. Unsec’d. Notes, 144A	3.903%		06/24/20		1,000	1,015,280

						4,741,547

South Korea — 0.4%
Export-Import Bank of Korea, Sr. Unsec’d. Notes, MTN	0.500%		01/25/17	TRY	300	91,909
Export-Import Bank of Korea, Sr. Unsec’d. Notes, MTN	5.375%		09/12/19	AUD	1,000	777,451
Export-Import Bank of Korea, Sr. Unsec’d. Notes, MTN	6.350%		03/28/17	MXN	900	56,930
Export-Import Bank of Korea, Sr. Unsec’d. Notes, MTN, RegS	3.990%		09/13/16	MXN	6,180	379,871
Republic of Korea, Sr. Unsec’d. Notes, RegS	2.125%		06/10/24	EUR	100	115,548

						1,421,709

Spain — 7.4%
ADIF Alta Velocidad, Sr. Unsec’d. Notes, MTN, RegS	1.875%		01/28/25	EUR	300	323,131
Autonomous Community of Madrid Spain, Sr. Unsec’d. Notes	4.110%		06/23/16	EUR	100	113,302
Autonomous Community of Madrid Spain, Sr. Unsec’d. Notes	5.500%		02/14/17	EUR	176	208,129
Autonomous Community of Madrid Spain, Sr. Unsec’d. Notes	6.213%		06/21/16	EUR	68	78,412
Autonomous Community of Madrid Spain, Sr. Unsec’d. Notes	7.062	%(d)	10/30/16	EUR	550	657,768
Instituto de Credito Oficial, Gov’t. Gtd. Notes, MTN	3.250%		06/28/24	CHF	300	364,949
Instituto de Credito Oficial, Gov’t. Gtd. Notes, MTN	4.530%		03/17/16	CAD	1,660	1,289,326
Instituto de Credito Oficial, Gov’t. Gtd. Notes, MTN	5.000%		03/31/20	CAD	1,100	911,229
Spain Government Bond, Sr. Unsec’d. Notes	0.500%		10/31/17	EUR	4,500	4,975,234
Spain Government Bond, Sr. Unsec’d. Notes	2.750%		04/30/19	EUR	700	831,353
Spain Government Bond, Sr. Unsec’d. Notes, RegS, 144A	4.800%		01/31/24	EUR	1,500	2,046,032
Spain Government Bond, Sr. Unsec’d. Notes, RegS, 144A	5.150%		10/31/44	EUR	1,000	1,577,020
Spain Government Bond, Sr. Unsec’d. Notes, RegS, 144A(f)	5.850%		01/31/22	EUR	3,705	5,214,930
Spain Government Bond, Unsec’d. Notes, RegS, 144A	1.600%		04/30/25	EUR	300	322,086
Spain Government International Bond, Sr. Unsec’d. Notes, MTN	5.250%		04/06/29	GBP	936	1,653,885
Spain Government International Bond, Sr. Unsec’d. Notes, MTN, 144A	4.000%		03/06/18		3,660	3,874,725
Spain Government International Bond, Sr. Unsec’d. Notes, MTN, RegS	4.000%		03/06/18		1,000	1,058,668

						25,500,179

Supranational Bank — 1.3%
African Development Bank, Sr. Unsec’d. Notes, MTN	0.500%		09/29/20	AUD	445	285,376
African Development Bank, Sr. Unsec’d. Notes, MTN	0.500%		09/21/21	NZD	1,500	790,418
European Investment Bank, Sr. Unsec’d. Notes, MTN	0.500%		06/21/23	AUD	800	452,656
European Investment Bank, Sr. Unsec’d. Notes, MTN	0.500%		08/10/23	AUD	720	401,368
European Investment Bank, Sr. Unsec’d. Notes, MTN	0.500%		10/26/23	AUD	1,840	1,031,039

European Investment Bank, Sr. Unsec’d. Notes, MTN, RegS	0.500%	07/21/23	AUD	800	451,452
European Investment Bank, Sr. Unsec’d. Notes, MTN, RegS	4.600%	01/30/37	CAD	150	139,618
Inter-American Development Bank, Sr. Unsec’d. Notes, MTN	0.500%	05/23/23	CAD	744	507,920
Inter-American Development Bank, Sr. Unsec’d. Notes, MTN, RegS	0.500%	10/30/20	ZAR	2,250	119,330
Inter-American Development Bank, Sr. Unsec’d. Notes, MTN, RegS	0.500%	11/30/20	ZAR	1,840	96,981
International Finance Corp., Sr. Unsec’d. Notes, MTN	7.250%	01/18/17	ZAR	5,000	391,060

					4,667,218

Sweden — 0.1%
Kommuninvest I Sverige AB, Local Gov’t. Gtd. Notes, MTN	4.750%	08/17/22	AUD	200	158,930
Sweden Government Bond, Series 1058, Unsec’d. Notes(f)	2.500%	05/12/25	SEK	2,200	296,717

					455,647

Switzerland — 0.1%
Dufry Finance SCA, Sr. Unsec’d. Notes, 144A	4.500%	08/01/23	EUR	400	451,381

Turkey — 0.6%
Export Credit Bank of Turkey, Sr. Unsec’d. Notes, 144A	5.375%	11/04/16		200	207,854
Turkey Government Bond, Unsec’d. Notes	8.500%	07/10/19	TRY	1,000	348,418
Turkey Government International Bond, Sr. Unsec’d. Notes	5.500%	02/16/17	EUR	1,148	1,344,746
Turkey Government International Bond, Sr. Unsec’d. Notes	5.875%	04/02/19	EUR	247	308,567

					2,209,585

United Kingdom — 2.4%
Barclays PLC, Sr. Unsec’d. Notes	2.875%	06/08/20		805	802,301
BSREP II Center Parks Jersey 2 Ltd., Sec’d. Notes, 144A	7.000%	08/28/20	GBP	500	796,439
HSBC Holdings PLC, Sr. Unsec’d. Notes	5.100%	04/05/21		85	94,638
HSBC Holdings PLC, Sub. Notes	6.500%	09/15/37		125	150,099
Iceland Bondco PLC, Sr. Sec’d. Notes, 144A	6.750%	07/15/24	GBP	393	524,123
Lloyds Bank PLC, Gtd. Notes	6.375%	01/21/21		500	593,529
Royal Bank of Scotland Group PLC, Gtd. Notes	6.125%	01/11/21		325	377,509
Royal Bank of Scotland Group PLC, Sr. Unsec’d. Notes, MTN	6.400%	10/21/19		150	168,215
United Kingdom Gilt, Unsec’d. Notes, RegS(c)	2.750%	09/07/24	GBP	680	1,136,561
United Kingdom Gilt, Unsec’d. Notes, RegS	3.250%	01/22/44	GBP	545	968,994
United Kingdom Gilt, Unsec’d. Notes, RegS(c)	4.250%	03/07/36	GBP	1,030	2,065,572
Virgin Media Secured Finance PLC, Sr. Sec’d. Notes, 144A	6.000%	04/15/21	GBP	450	733,486

					8,411,466

Uruguay — 0.1%
Uruguay Government International Bond, Sr. Unsec’d. Notes	6.875%	01/19/16	EUR	103	115,834
Uruguay Government International Bond, Sr. Unsec’d. Notes	7.000%	06/28/19	EUR	119	157,733

					273,567

TOTAL FOREIGN BONDS (cost $194,925,714)					183,630,980

ASSET-BACKED SECURITIES — 21.8%
Collateralized Debt Obligation — 0.4%
GEM Ligos III Ltd., Series 2006-3A, Class A2, 144A	0.944%(d)	03/23/21		1,512	1,504,535

Collateralized Loan Obligations — 7.4%
AIMCO CLO, Series 2014-AA, Class B1, 144A	2.287%(d)	07/20/26		3,000	2,969,680
ALM Ltd., Series 2014-14A, Class A2, 144A	2.394%(d)	07/28/26		1,000	1,000,095
Anchorage Capital CLO Ltd., Series 2014-3A, Class A2A, 144A	2.544%(d)	04/28/26		250	248,810
Atlas Senior Loan Fund Ltd., Series 2014-6A, Class B, 144A	2.675%(d)	10/15/26		1,000	995,024
Battalion CLO Ltd., Series 2014-5A, Class A2A, 144A	2.439%(d)	04/17/26		500	496,151
Brookside Mill CLO Ltd., Series 2013-1A, Class B1, 144A	2.039%(d)	04/17/25		3,000	2,946,917
Catamaran CLO Ltd., Series 2014-1A, Class A2, 144A	2.087%(d)	04/20/26		5,000	4,922,324
Four Corners CLO Ltd., Series 2006-3A, Class A, 144A	0.545%(d)	07/22/20		191	189,650
KVK CLO Ltd., Series 2014-1A, Class A1, 144A	1.864%(d)	05/15/26		250	249,576
KVK CLO Ltd., Series 2014-1A, Class B, 144A	2.524%(d)	05/15/26		250	247,941
KVK CLO Ltd., Series 2014-3A, Class B, 144A	2.389%(d)	10/15/26		1,000	990,293
LightPoint Pan-European CLO PLC, Series 2006-1A, Class A, 144A	0.228%(d)	01/31/22	EUR	12	12,799
Madison Park Funding Ltd., Series 2012-9AR, Class AR, 144A	1.570%(d)	08/15/22		500	499,170
Madison Park Funding Ltd., Series 2012-9AR, Class B1R, 144A	2.150%(d)	08/15/22		1,000	992,547
Neuberger Berman CLO Ltd., Series 2012-12AR, Class BR, 144A	2.395%(d)	07/25/23		2,000	2,003,707
NZCG Funding Ltd., Series 2015-2A, Class A2, 144A	2.612%(d)	04/27/27		1,000	995,593
RYE Harbour CLO Ltd., Series 2015-1A, Class B2, 144A	2.630%	10/21/28	EUR	2,000	2,193,953
Shackleton CLO Ltd., Series 2013-3A, Class B2, 144A	3.440%	04/15/25		250	243,271
Shackleton CLO Ltd., Series 2014-6A, Class B1, 144A	2.439%(d)	07/17/26		2,000	1,973,195
Slater Mill Loan Fund LP, Series 2012-1A, Class B, 144A	2.926%(d)	08/17/22		250	249,323
THL Credit Wind River CLO Ltd., Series 2014-1A, Class B2, 144A	4.730%	04/18/26		1,300	1,305,431

					25,725,450

Non-Residential Mortgage-Backed Securities — 0.5%
OneMain Financial Issuance Trust, Series 2015-2A, Class A, 144A	2.570%	07/18/25		1,000	1,000,570
Springleaf Funding Trust, Series 2015-AA, Class A, 144A	3.160%	11/15/24		600	606,172

					1,606,742

Residential Mortgage-Backed Securities — 13.5%
ACE Securities Corp. Home Equity Loan Trust, Series 2004-FM1, Class M1	1.091%(d)	09/25/33		582	545,047
ACE Securities Corp. Home Equity Loan Trust, Series 2005-HE2, Class M4	1.151%(d)	04/25/35		1,000	959,248
Aegis Asset-Backed Securities Trust, Mortgage Pass-Through Certificates, Series 2004-2, Class A5	1.091%(d)	06/25/34		287	284,955
Aire Valley Mortgages PLC, Series 2005-1X, Class 2A2, RegS	0.346%(d)	09/20/66	EUR	1,204	1,281,185
Aire Valley Mortgages PLC, Series 2006-1A, Class 1A, 144A	0.501%(d)	09/20/66		2,715	2,604,075

Aire Valley Mortgages PLC, Series 2006-1X, Class 1B2, RegS	0.386%(d)	09/20/66	EUR	1,000	1,011,494
Aire Valley Mortgages PLC, Series 2007-1A, Class 2A1, 144A	0.521%(d)	09/20/66		809	773,536
Aire Valley Mortgages PLC, Series 2007-1X, Class 2A2, RegS	0.246%(d)	09/20/66	EUR	960	1,015,402
Ameriquest Mortgage Securities, Inc., Asset-Backed Pass-Through Certificates, Series 2002-3, Class M3	3.041%(d)	08/25/32		539	506,017
Ameriquest Mortgage Securities, Inc., Asset-Backed Pass-Through Certificates, Series 2004-R8, Class M1	1.151%(d)	09/25/34		399	397,657
Argent Securities, Inc., Asset-Backed Pass-Through Certificates, Series 2004-W6, Class M1	1.016%(d)	05/25/34		146	139,789
Argent Securities, Inc., Asset-Backed Pass-Through Certificates, Series 2005-W2, Class A2C	0.551%(d)	10/25/35		1,413	1,334,955
Asset-Backed Securities Corp. Home Equity Loan Trust, Series 2004-HE1, Class M1	1.237%(d)	01/15/34		1,078	1,024,416
Banc of America Funding Trust, Series 2014-R5, Class 1A1, 144A	1.944%(d)	09/26/45		889	878,221
Bear Stearns Asset-Backed Securities Trust, Series 2004-HE2, Class M1	1.087%(d)	03/25/34		267	254,893
Bear Stearns Asset-Backed Securities Trust, Series 2004-HE3, Class M2	1.912%(d)	04/25/34		247	225,485
Chase Funding Loan Acquisition Trust, Series 2004-AQ1, Class A2	0.991%(d)	05/25/34		391	383,050
Citicorp Residential Mortgage Trust, Series 2006-2, Class A4	5.775%	09/25/36		409	428,481

Countrywide Asset-Backed Certificates, Series 2002-5, Class MV1	1.691%(d)	03/25/33		181	177,634
Finance America Mortgage Loan Trust, Series 2004-2, Class M1	1.016%(d)	08/25/34		982	910,132
Fremont Home Loan Trust, Series 2004-1, Class M1	0.866%(d)	02/25/34		421	384,518
Fremont Home Loan Trust, Series 2004-B, Class M1	1.061%(d)	05/25/34		909	845,250
Granite Master Issuer PLC, Series 2005-4, Class B4, RegS	0.289%(d)	12/20/54	EUR	250	271,213
Granite Master Issuer PLC, Series 2006-2, Class B3, RegS	0.209%(d)	12/20/54	EUR	1,100	1,189,228
Granite Master Issuer PLC, Series 2007-1, Class 5A1, RegS	0.732%(d)	12/20/54	GBP	769	1,195,776
Granite Master Issuer PLC, Series 2007-1, Class 6A1, RegS	0.702%(d)	12/20/54	GBP	148	229,451
Granite Master Issuer PLC, Series 2007-2, Class 3B2, RegS	0.248%(d)	12/17/54	EUR	2,000	2,165,309
Granite Mortgages PLC, Series 2003-3, Class 2M, RegS	1.381%(d)	01/20/44	EUR	484	528,920
Granite Mortgages PLC, Series 2004-1, Class 2M, RegS	1.126%(d)	03/20/44	EUR	1,000	1,091,660
Granite Mortgages PLC, Series 2004-3, Class 3B, RegS	1.272%(d)	09/20/44	GBP	1,000	1,551,651
GSAMP Trust, Series 2004-FM1, Class M1	1.166%(d)	11/25/33		163	157,709
GSAMP Trust, Series 2005-HE5, Class M1	0.611%(d)	11/25/35		1,000	960,985
Home Equity Asset Trust, Series 2004-3, Class M1	1.046%(d)	08/25/34		552	525,803
Home Equity Asset Trust, Series 2005-9, Class 2A4	0.531%(d)	04/25/36		764	750,421
HSBC Home Equity Loan Trust U.S.A., Series 2007-2, Class A4	0.488%(d)	07/20/36		351	346,707
Long Beach Mortgage Loan Trust, Series 2004-3, Class M1	1.046%(d)	07/25/34		369	355,619
LSTAR Securities Investment Trust, Series 2014-1, Class NOTE, 144A	3.287%(d)	09/01/21		1,397	1,401,643
LSTAR Securities Investment Trust, Series 2014-2, Class A, 144A	2.187%(d)	12/01/21		911	904,030
LSTAR Securities Investment Trust, Series 2015-1, Class A, 144A	2.189%(d)	01/01/20		1,926	1,919,112
LSTAR Securities Investment Trust, Series 2015-2, Class A, 144A	2.187%(d)	01/01/20		1,436	1,424,812
LSTAR Securities Investment Trust, Series 2015-5, Class A1, 144A	2.187%(d)	04/01/20		1,149	1,144,145
MASTR Asset-Backed Securities Trust, Series 2004-OPT2, Class A1	0.891%(d)	09/25/34		375	346,373
Merrill Lynch Mortgage Investors Trust, Series 2004-HE2, Class M1	1.391%(d)	08/25/35		181	171,480
Morgan Stanley ABS Capital I, Inc. Trust, Series 2003-NC8, Class M1	1.241%(d)	09/25/33		252	238,910
Morgan Stanley ABS Capital I, Inc. Trust, Series 2004-NC1, Class M1	1.241%(d)	12/27/33		289	278,946
Morgan Stanley ABS Capital I, Inc. Trust, Series 2004-OP1, Class M1	1.061%(d)	11/25/34		437	398,323
Morgan Stanley ABS Capital I, Inc. Trust, Series 2004-WMC1, Class M1	1.121%(d)	06/25/34		506	489,876
Morgan Stanley ABS Capital I, Inc. Trust, Series 2004-WMC2, Class M1	1.106%(d)	07/25/34		181	172,848
Morgan Stanley Dean Witter Capital I, Inc. Trust, Series 2002-AM3, Class A3	1.171%(d)	02/25/33		360	317,619
New Century Home Equity Loan Trust, Series 2003-4, Class M1	1.316%(d)	10/25/33		317	303,905
New Century Home Equity Loan Trust, Series 2005-C, Class A2C	0.441%(d)	12/25/35		542	525,668
Option One Mortgage Acceptance Corp., Asset-Backed Certificates, Series 2003-6, Class A2	0.851%(d)	11/25/33		242	227,501

Popular ABS Mortgage Pass-Through Trust, Series 2004-4, Class M1	5.181%	09/25/34		136	129,889
Structured Asset Investment Loan Trust, Series 2003-BC3, Class M1	1.616%(d)	04/25/33		1,488	1,469,147
Structured Asset Investment Loan Trust, Series 2004-2, Class A4	0.896%(d)	03/25/34		957	887,262
Structured Asset Investment Loan Trust, Series 2004-8, Class A8	1.191%(d)	09/25/34		376	371,142
Structured Asset Securities Corp. Mortgage Loan Trust, Series 2005-NC2, Class M3	0.836%(d)	05/25/35		530	513,290
VOLT XXVII LLC, Series 2014-NPL7, Class A1, 144A	3.375%	08/27/57		825	823,897
VOLT XXX LLC, Series 2015-NPL1, Class A1, 144A	3.625%	10/25/57		946	944,844
VOLT XXXI LLC, Series 2015-NPL2, Class A1, 144A	3.375%	02/25/55		928	924,727
VOLT XXXIV LLC, Series 2015-NPL7, Class A1, 144A	3.250%	02/25/55		1,374	1,368,511
VOLT XXXVI LLC, Series 2015-NP10, Class A1, 144A	3.625%	07/25/45		1,000	999,157
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-5, Class 1A1	5.500%	05/25/37		276	284,086

					46,667,035

TOTAL ASSET-BACKED SECURITIES (cost $75,434,436)					75,503,762

BANK LOANS(d) — 0.4%
Consumer — 0.1%
OGF SA (France), Private Placement	3.750%		10/30/20	EUR	229	252,414

Financials — 0.1%
Scandlines GmbH (Germany)	4.500%		11/04/20	EUR	314	346,407

Gaming
CCM Merger, Inc.	4.500%		08/06/21		114	114,770

Healthcare & Pharmaceutical
RPI Finance Trust	3.250%		11/09/18		145	145,621

Technology — 0.2%
First Data Corp.	3.782%		09/24/18		300	299,125
Transunion LLC	3.750%		04/09/21		247	245,208

						544,333

TOTAL BANK LOANS (cost $1,526,049)						1,403,545

COMMERCIAL MORTGAGE-BACKED SECURITIES — 6.0%
Citigroup Commercial Mortgage Trust, Series 2014-GC21, Class XB, IO	0.330	%(d)	05/10/47		27,500	927,162
COMM Mortgage Trust, Series 2014-CR19, Class A3	3.530%		08/10/47		1,000	1,045,371
COMM Mortgage Trust, Series 2014-UBS4, Class XB, IO, 144A	0.204	%(d)	08/10/47		50,000	920,850
COMM Mortgage Trust, Series 2015-3BP, Class A, 144A	3.178%		02/10/35		1,800	1,780,439
Credit Suisse Mortgage Trust, Series 2014-ICE, Class X1CP, IO, 144A	1.686	%(d)	04/15/27		32,000	378,880
FHLMC Multifamily Structured Pass-Through Certificates, Series K006, Class AX1, IO	1.015	%(d)	01/25/20		20,430	772,548
FHLMC Multifamily Structured Pass-Through Certificates, Series K007, Class X1, IO	1.171	%(d)	04/25/20		31,394	1,283,447
FHLMC Multifamily Structured Pass-Through Certificates, Series K008, Class X1, IO	1.641	%(d)	06/25/20		13,935	842,848
FHLMC Multifamily Structured Pass-Through Certificates, Series K019, Class X1, IO	1.725	%(d)	03/25/22		10,596	976,013
FHLMC Multifamily Structured Pass-Through Certificates, Series K025, Class X1, IO	0.896	%(d)	10/25/22		20,410	1,061,553
FHLMC Multifamily Structured Pass-Through Certificates, Series Q001, Class XA, IO	2.375	%(d)	02/25/32		7,008	1,349,668
GS Mortgage Securities Trust, Series 2013-GC14, Class XA, IO	0.883	%(d)	08/10/46		39,203	1,750,535
GS Mortgage Securities Trust, Series 2014-GC20, Class XB, IO	0.338	%(d)	04/10/47		30,000	1,000,740
GS Mortgage Securities Trust, Series 2014-GC22, Class XB, IO	0.255	%(d)	06/10/47		35,000	918,116
GS Mortgage Securities Trust, Series 2014-GC24, Class XB, IO	0.021	%(d)	09/10/47		83,262	132,969
GS Mortgage Securities Trust, Series 2014-GC26, Class XB, IO	0.296	%(d)	11/10/47		56,483	1,608,127
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2005-LDP2, Class AJ	4.842	%(d)	07/15/42		371	371,343
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2005-LDP3, Class AJ	4.929	%(d)	08/15/42		666	665,091
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2014-FL5, Class XCP, IO, 144A	0.657	%(d)	05/15/16		247,850	332,392
UBS-Barclays Commercial Mortgage Trust, Series 2012-C2, Class XA, IO, 144A	1.731	%(d)	05/10/63		6,232	435,399
Wachovia Bank Commercial Mortgage Trust, Series 2005-C20, Class AJ	5.061	%(d)	07/15/42		595	596,154
Wachovia Bank Commercial Mortgage Trust, Series 2007-C32, Class A1A	5.715	%(d)	06/15/49		1,664	1,753,432

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $20,845,744)						20,903,077

CORPORATE BONDS — 14.2%
Aerospace & Defense — 0.1%
Textron, Inc., Sr. Unsec’d. Notes	7.250%		10/01/19	200	233,930

Airlines — 0.2%
Continental Airlines, Inc., Pass-Through Trust, Pass-Through Certificates, Series 2010-1, Class A	4.750%		01/12/21	77	80,647
Delta Air Lines, Inc., Pass-Through Trust, Pass-Through Certificates, Series 2007-1, Class A	6.821%		08/10/22	182	208,314
Delta Air Lines, Inc., Pass-Through Trust, Pass-Through Certificates, Series 2010-2, Class A	4.950%		05/23/19	16	16,731
Delta Air Lines, Inc., Pass-Through Trust, Pass-Through Certificates, Series 2011-1, Class A	5.300%		04/15/19	170	183,109
UAL Pass-Through Trust, Pass-Through Certificates, Series 2007-1A, Class A	6.636%		07/02/22	93	98,698

					587,499

Banking — 4.0%
Bank of America Corp., Series K, Jr. Sub. Notes	8.000	%(d)	12/29/49	235	248,630
Bank of America Corp., Series M, Jr. Sub. Notes	8.125	%(d)	12/29/49	700	748,125
Bank of America Corp., Series Z, Jr. Sub. Notes	6.500	%(d)	12/31/49	1,000	1,032,500
Bank of America Corp., Sr. Unsec’d. Notes, MTN(f)	5.875%		02/07/42	410	481,203
Citigroup, Inc., Sr. Unsec’d. Notes	4.500%		01/14/22	425	458,542
Citigroup, Inc., Sr. Unsec’d. Notes	8.125%		07/15/39	110	159,700
Citigroup, Inc., Sr. Unsec’d. Notes	8.500%		05/22/19	605	737,744
Goldman Sachs Group, Inc. (The), Series L, Jr. Sub. Notes	5.700	%(d)	12/31/49	1,645	1,660,924
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes(f)	5.250%		07/27/21	1,200	1,335,802
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes, MTN	4.800%		07/08/44	225	228,754
Goldman Sachs Group, Inc. (The), Sub. Notes	6.750%		10/01/37	185	221,389
JPMorgan Chase & Co., Series 1, Jr. Sub. Notes	7.900	%(d)	04/29/49	450	474,750
JPMorgan Chase & Co., Series V, Jr. Sub. Notes	5.000	%(d)	12/31/49	1,000	977,600
JPMorgan Chase & Co., Series Z, Jr. Sub. Notes	5.300	%(d)	12/31/49	1,410	1,404,924
JPMorgan Chase & Co., Sub. Notes(f)	3.875%		09/10/24	2,000	1,975,362
Morgan Stanley, Series H, Jr. Sub. Notes	5.450	%(d)	12/31/49	1,415	1,406,510
Morgan Stanley, Sr. Unsec’d. Notes, MTN	6.375%		07/24/42	325	407,381

					13,959,840

Brokerage — 0.2%
Jefferies Group LLC, Sr. Unsec’d. Notes	6.875%		04/15/21	500	572,202
Lehman Brothers Holdings, Inc., Sr. Unsec’d. Notes, MTN(e)	6.875%		05/02/18	100	11,250

					583,452

Building Materials & Construction — 0.5%
Building Materials Corp. of America, Sr. Unsec’d. Notes, 144A (original cost $525,000; purchased 10/27/14)(a)(b)	5.375%		11/15/24	525	526,260
KB Home, Gtd. Notes	7.500%		09/15/22	1,000	1,035,000
Owens Corning, Gtd. Notes	4.200%		12/15/22	270	274,268

					1,835,528

Cable — 0.7%
CCO Holdings LLC/CCO Holdings Capital Corp., Gtd. Notes	7.000%		01/15/19	456	473,670
CCO Holdings LLC/CCO Holdings Capital Corp., Gtd. Notes, 144A	5.875%		05/01/27	675	668,672
CCO Safari II LLC, Sr. Sec’d. Notes, 144A	6.484%		10/23/45	315	326,012
CSC Holdings LLC, Sr. Unsec’d. Notes	6.750%		11/15/21	325	337,187
CSC Holdings LLC, Sr. Unsec’d. Notes	8.625%		02/15/19	185	210,438
Time Warner Cable, Inc., Gtd. Notes	8.750%		02/14/19	300	355,854

					2,371,833

Capital Goods — 0.6%
Actuant Corp., Gtd. Notes	5.625%		06/15/22	400	399,780
ERAC USA Finance LLC, Gtd. Notes, 144A (original cost $221,242; purchased 10/26/11)(a)(b)	7.000%		10/15/37	190	236,157
United Rentals North America, Inc., Gtd. Notes	7.375%		05/15/20	500	531,875
United Rentals North America, Inc., Gtd. Notes	7.625%		04/15/22	750	814,688
Xylem, Inc., Sr. Unsec’d. Notes	4.875%		10/01/21	225	244,697

					2,227,197

Chemicals — 0.2%
Ashland, Inc., Gtd. Notes	4.750%		08/15/22	300	302,625
Dow Chemical Co. (The), Sr. Unsec’d. Notes	9.400%		05/15/39	152	231,471

					534,096

Electric — 1.6%
AES Corp., Sr. Unsec’d. Notes	7.375%		07/01/21	1,000	1,097,500
DPL, Inc., Sr. Unsec’d. Notes	6.750%		10/01/19	700	750,750
Dynegy, Inc., Gtd. Notes, 144A	6.750%		11/01/19	650	671,125
Dynegy, Inc., Gtd. Notes, 144A	7.375%		11/01/22	350	362,075
Dynegy, Inc., Gtd. Notes, 144A	7.625%		11/01/24	1,000	1,032,500
NRG Energy, Inc., Gtd. Notes	8.250%		09/01/20	1,500	1,562,250
Public Service Co. of New Mexico, Sr. Unsec’d. Notes	7.950%		05/15/18	50	58,017

					5,534,217

Energy - Other — 0.1%
Anadarko Petroleum Corp., Sr. Unsec’d. Notes	6.450%		09/15/36	35	39,320
Nabors Industries, Inc., Gtd. Notes	4.625%		09/15/21	170	166,784

					206,104

Foods — 0.3%
Aramark Services, Inc., Gtd. Notes	5.750%		03/15/20	475	496,375
Ingles Markets, Inc., Sr. Unsec’d. Notes	5.750%		06/15/23	675	688,500

					1,184,875

Gaming — 0.6%
MGM Resorts International, Gtd. Notes	6.625%		12/15/21	500	528,125
Pinnacle Entertainment, Inc., Gtd. Notes	7.500%		04/15/21	205	217,813
Pinnacle Entertainment, Inc., Gtd. Notes	8.750%		05/15/20	650	684,125
Scientific Games International, Inc., Gtd. Notes	10.000%		12/01/22	750	728,437

					2,158,500

Healthcare & Pharmaceutical — 1.1%
CHS/Community Health Systems, Inc., Gtd. Notes	6.875%		02/01/22	1,000	1,070,000
CHS/Community Health Systems, Inc., Gtd. Notes	7.125%		07/15/20	750	798,750
HCA, Inc., Sr. Sec’d. Notes	6.500%		02/15/20	750	838,594
Tenet Healthcare Corp., Sr. Unsec’d. Notes	8.125%		04/01/22	1,000	1,121,880

					3,829,224

Insurance — 0.2%
Allied World Assurance Co. Holdings Ltd., Gtd. Notes	5.500%		11/15/20	30	33,391
Chubb Corp. (The), Jr. Sub. Notes	6.375	%(d)	03/29/67	140	144,725
Liberty Mutual Group, Inc., Sr. Unsec’d. Notes, 144A	6.500%		03/15/35	90	103,659
Lincoln National Corp., Jr. Sub. Notes	6.050	%(d)	04/20/67	30	27,000
Progressive Corp. (The), Jr. Sub. Notes	6.700	%(d)	06/15/37	100	104,250
Willis Group Holdings PLC, Gtd. Notes	4.125%		03/15/16	100	101,645

					514,670

Media & Entertainment — 1.3%
21st Century Fox America, Inc., Gtd. Notes	6.150%	03/01/37		415	482,354
21st Century Fox America, Inc., Gtd. Notes	6.900%	08/15/39		60	75,841
AMC Networks, Inc., Gtd. Notes	7.750%	07/15/21		750	810,000
Cinemark USA, Inc., Gtd. Notes	4.875%	06/01/23		1,000	983,750
Historic TW, Inc., Gtd. Notes	6.625%	05/15/29		225	273,332
Liberty Interactive LLC, Sr. Unsec’d. Notes	8.250%	02/01/30		500	530,000
NAI Entertainment Holdings/NAI Entertainment Holdings Finance Corp., Sr. Sec’d. Notes, 144A (original cost $1,032,500; purchased 08/27/14)(a)(b)	5.000%	08/01/18		1,000	1,022,500
Viacom, Inc., Sr. Unsec’d. Notes	4.500%	02/27/42		233	192,126

					4,369,903

Non-Captive Finance — 0.2%
International Lease Finance Corp., Sr. Unsec’d. Notes	5.750%	05/15/16		75	76,875
International Lease Finance Corp., Sr. Unsec’d. Notes	6.250%	05/15/19		125	136,231
Navient Corp., Sr. Unsec’d. Notes, MTN	6.000%	01/25/17		75	76,453
Navient Corp., Sr. Unsec’d. Notes, MTN	8.450%	06/15/18		225	243,000

					532,559

Packaging
Greif, Inc., Sr. Unsec’d. Notes	7.750%	08/01/19		140	155,400

Paper — 0.3%
International Paper Co., Sr. Unsec’d. Notes	6.000%	11/15/41		130	141,394
International Paper Co., Sr. Unsec’d. Notes	7.300%	11/15/39		75	91,804
MeadWestvaco Corp., Sr. Unsec’d. Notes	7.375%	09/01/19		450	527,573
Rock-Tenn Co., Gtd. Notes	4.450%	03/01/19		175	186,091

					946,862

Pipelines & Other — 0.2%
Ferrellgas Partners LP/Ferrellgas Partners Finance Corp., Sr. Unsec’d. Notes	8.625%	06/15/20		750	776,250

Railroads — 0.1%
Norfolk Southern Corp., Sr. Unsec’d. Notes	6.000%	03/15/2105		300	345,681

Real Estate Investment Trusts — 0.1%
MPT Operating Partnership LP/MPT Finance Corp., Gtd. Notes, MTN	5.750%	10/01/20	EUR	200	232,829

Retailers
CVS Health Corp., Sr. Unsec’d. Notes	5.125%	07/20/45		100	105,952

Technology — 1.1%
Brightstar Corp., Gtd. Notes, 144A (original cost $1,063,344; purchased 08/06/14)(a)(b)	9.500%	12/01/16		1,000	1,017,500
CommScope, Inc., Gtd. Notes, 144A	5.000%	06/15/21		200	197,500
First Data Corp., Gtd. Notes	12.625%	01/15/21		1,250	1,446,875
Jabil Circuit, Inc., Sr. Unsec’d. Notes	4.700%	09/15/22		655	653,362
Seagate HDD Cayman, Gtd. Notes	3.750%	11/15/18		305	317,592
SunGard Data Systems, Inc., Gtd. Notes	7.625%	11/15/20		150	157,313

					3,790,142

Telecommunications — 0.5%
Qwest Corp., Sr. Unsec’d. Notes	6.500%	06/01/17		465	497,550

Sprint Capital Corp., Gtd. Notes	6.900%		05/01/19		1,000	980,000
Sprint Communications, Inc., Sr. Unsec’d. Notes	7.000%		08/15/20		400	384,500

						1,862,050

Tobacco
Altria Group, Inc., Gtd. Notes	9.950%		11/10/38		81	132,547
Reynolds American, Inc., Gtd. Notes, 144A	8.125%		06/23/19		30	35,724

						168,271

TOTAL CORPORATE BONDS (cost $48,218,624)						49,046,864

MUNICIPAL BONDS — 0.9%
Connecticut — 0.1%
State of Connecticut Special Tax Revenue, Revenue Bonds, BABs	5.459%		11/01/30		275	319,665

New York — 0.1%
City of New York, NY, GO, BABs	5.968%		03/01/36		250	310,320

Puerto Rico — 0.6%
Commonwealth of Puerto Rico, GO	0.820	%(d)	07/01/20		300	278,169
Commonwealth of Puerto Rico, GO	4.000%		07/01/16		240	239,993
Commonwealth of Puerto Rico, GO	5.250%		07/01/17		125	124,802
Commonwealth of Puerto Rico, GO	5.500%		07/01/16		345	346,511
Puerto Rico Highways & Transportation Authority, Revenue Bonds, CABs	8.020	%(h)	07/01/27		200	78,330
Puerto Rico Highways & Transportation Authority, Series E, Revenue Bonds	5.500%		07/01/17		250	250,442
Puerto Rico Municipal Finance Agency, Series B, Revenue Bonds	5.250%		07/01/16		130	130,861
Puerto Rico Municipal Finance Agency, Series C, Revenue Bonds	5.000%		08/01/15		215	215,000
Puerto Rico Municipal Finance Agency, Series C, Revenue Bonds	5.000%		08/01/16		175	175,044
Puerto Rico Sales Tax Financing Corp., Revenue Bonds, CABs	4.610	%(h)	08/01/41		1,265	386,774

						2,225,926

Tennessee — 0.1%
Metropolitan Government of Nashville & Davidson County Convention Center Authority, Revenue Bonds, BABs	6.731%		07/01/43		125	157,648

TOTAL MUNICIPAL BONDS (cost $2,779,987)						3,013,559

U.S. GOVERNMENT AGENCY OBLIGATIONS — 0.5%
Federal National Mortgage Assoc.	5.375%		12/07/28	GBP	275	552,323
Tennessee Valley Authority, Sr. Unsec’d. Notes	5.350%		06/07/21	GBP	430	786,664
Tennessee Valley Authority, Sr. Unsec’d. Notes	5.625%		06/07/32	GBP	191	399,264

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $1,766,029)						1,738,251

				Shares
PREFERRED STOCK
Banking
Citigroup Capital XIII, 7.875%, (Capital Security, fixed to floating preferred) (cost $100,000)(d)					4,000	101,880

TOTAL LONG-TERM INVESTMENTS (cost $345,596,583)				335,341,918

SHORT-TERM INVESTMENTS — 0.9%
AFFILIATED MONEY MARKET MUTUAL FUND — 0.3%
Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $883,829)(i)			883,829	883,829

OPTIONS PURCHASED* — 0.6%

	Counterparty	Notional Amount (000)#
Call Options — 0.3%
5 Year CDX.NA.HY.24.VI, expiring 10/21/15, Strike Price $108.50	BNP Paribas		20,000	4,890
5 Year CDX.NA.IG.24.VI, expiring 10/21/15, Strike Price $50.00	Citigroup Global Markets		40,000	978
5 Year CDX.NA.IG.24.VI, expiring 10/21/15, Strike Price $50.00	Citigroup Global Markets		40,000	978
10 Year U.S. Treasury Notes Futures, expiring 08/21/15, Strike Price $126.50			3,500	42,656
10 Year U.S. Treasury Notes Futures, expiring 08/21/15, Strike Price $129.50			3,500	3,281
Euro/Polish Zloty @ FX Rate 4.900, expiring 01/11/16	JPMorgan Chase	EUR	2,100	1,665
Euro/South African Rand @ FX Rate 19.000, expiring 12/21/15	JPMorgan Chase	EUR	2,800	4,750
Euro/South African Rand @ FX Rate 22.000, expiring 12/14/15	JPMorgan Chase	EUR	3,600	1,607
Euro/Turkish Lira @ FX Rate 3.700, expiring 01/11/16	Credit Suisse First Boston Corp.	EUR	4,250	40,759
Interest Rate Swap Options,
Receive a fixed rate of 1.00% and pay a floating rate based on 3 Month LIBOR, expiring 10/28/15	Citigroup Global Markets		11,660	19,973
Receive a fixed rate of 1.00% and pay a floating rate based on 3 Month LIBOR, expiring 01/04/16	JP Morgan Chase		10,600	5,961
Receive a fixed rate of 1.25% and pay a floating rate based on 3 Month LIBOR, expiring 08/19/15	Citigroup Global Markets		20,000	121,403
Receive a fixed rate of 1.50% and pay a floating rate based on 3 Month LIBOR, expiring 04/28/16	Citigroup Global Markets		7,930	47,552
Receive a fixed rate of 1.55% and pay a floating rate based on 3 Month LIBOR, expiring 11/09/15	Citigroup Global Markets		13,100	99,040
Receive a fixed rate of 1.70% and pay a floating rate based on 3 Month LIBOR, expiring 02/23/16	Citigroup Global Markets		15,000	143,562
Receive a fixed rate of 1.80% and pay a floating rate based on 3 Month LIBOR, expiring 01/04/16	JPMorgan Chase		10,600	89,405
Mexican Peso/Japanese Yen @ FX Rate 8.500, expiring 05/18/16	Credit Suisse First Boston Corp.	MXN	60,000	18,832
Turkish Lira/Japanese Yen @ FX Rate 50.000, expiring 02/08/16	JPMorgan Chase	TRY	8,500	3,663
United States Dollar/Brazilian Real @ FX Rate 4.400, expiring 11/09/15	Credit Suisse First Boston Corp.		4,000	9,676
United States Dollar/Chinese Renminbi @ FX Rate 7.250, expiring 02/29/16	Barclays Capital Group		4,000	6,211

United States Dollar/Euro @ FX Rate 1.070, expiring 06/09/16	Citigroup Global Markets		4,000	99,128
United States Dollar/Hungarian Forint @ FX Rate 400.000, expiring 12/09/15	Citigroup Global Markets		4,000	1,717
United States Dollar/Mexican Peso @ FX Rate 17.000, expiring 12/03/15	UBS AG		1,000	12,504
United States Dollar/Mexican Peso @ FX Rate 20.000, expiring 12/03/15	JPMorgan Chase		4,000	4,791
United States Dollar/New Taiwanese Dollar @ FX Rate 30.900, expiring 05/27/16	Credit Suisse First Boston Corp.		4,000	126,460

United States Dollar/New Taiwanese Dollar @ FX Rate 33.000, expiring 05/27/16	Barclays Capital Group		4,000	36,838
United States Dollar/New Zealand Dollar @ FX Rate 0.500, expiring 09/07/15	Citigroup Global Markets		3,000	2
United States Dollar/South African Rand @ FX Rate 15.000, expiring 12/03/15	Credit Suisse First Boston Corp.		1,000	6,072
United States Dollar/South African Rand @ FX Rate 16.000, expiring 08/27/15	Credit Suisse First Boston Corp.		4,000	46
United States Dollar/Turkish Lira @ FX Rate 3.000, expiring 11/24/15	UBS AG		1,000	18,806

				973,206

Put Options — 0.3%
90 Day Euro Dollar, expiring 12/14/15, Strike Price $98.75			5,750	144
90 Day Euro Dollar, expiring 12/14/15, Strike Price $98.88			5,750	144
90 Day Euro Dollar, expiring 12/14/15, Strike Price $99.13			72,750	3,637
90 Day Euro Dollar, expiring 12/14/15, Strike Price $99.38			67,000	28,475
5 Year CDX.NA.HY.24.VI ,expiring 10/21/15, Strike Price $105.50	BNP Paribas		20,000	387,142
5 Year CDX.NA.IG.24.VI, expiring 10/21/15, Strike Price $70.00	Citigroup Global Markets		40,000	150,321
5 Year CDX.NA.IG.24.VI, expiring 10/21/15, Strike Price $70.00	Citigroup Global Markets		40,000	150,321
Euro/Polish Zloty @ FX Rate 4.100, expiring 01/11/16	Credit Suisse First Boston Corp.	EUR	2,100	23,642
Euro/South African Rand @ FX Rate 13.500, expiring 06/14/16	JPMorgan Chase	EUR	3,600	55,576
Euro/Turkish Lira @ FX Rate 2.650, expiring 01/11/16	Citigroup Global Markets	EUR	4,250	2,315
Mexican Peso/Japanese Yen @ FX Rate 6.350, expiring 08/18/15	Credit Suisse First Boston Corp.	MXN	60,000	5
New Zealand Dollar/United States Dollar @ FX Rate 0.750, expiring 09/07/15	Credit Suisse First Boston Corp.	NZD	3,000	374,130
Turkish Lira/Japanese Yen @ FX Rate 27.500, expiring 08/06/15	UBS AG	TRY	8,500	—
Turkish Lira/Japanese Yen @ FX Rate 30.000, expiring 11/02/15	Barclays Capital Group	TRY	8,500	—
Turkish Lira/Japanese Yen @ FX Rate 33.000, expiring 02/08/16	Barclays Capital Group	TRY	8,500	—
United States Dollar/Chinese Renminbi @ FX Rate 6.300, expiring 02/29/16	Credit Suisse First Boston Corp.		4,000	35,363
United States Dollar/Mexican Peso @ FX Rate 13.500, expiring 12/03/15	Citigroup Global Markets		1,000	102
United States Dollar/Mexican Peso @ FX Rate 14.500, expiring 06/02/16	JPMorgan Chase		4,000	13,375
United States Dollar/New Zealand Dollar @ FX Rate 0.840, expiring 09/07/15	Citigroup Global Markets		3,000	—
United States Dollar/South African Rand @ FX Rate 11.000, expiring 12/03/15	UBS AG		1,000	558
United States Dollar/South African Rand @ FX Rate 11.100, expiring 02/25/16	Credit Suisse First Boston Corp.		4,000	7,227
United States Dollar/Turkish Lira @ FX Rate 2.220, expiring 11/24/15	Credit Suisse First Boston Corp.		1,000	35

				1,232,512

TOTAL OPTIONS PURCHASED (cost $2,444,021)				2,205,718

TOTAL SHORT-TERM INVESTMENTS (cost $3,327,850)				3,089,547

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN — 97.7% (cost $348,924,433)(j)				338,431,465

OPTIONS WRITTEN* — (0.4)%
Call Options — (0.3)%
5 Year CDX.NA.HY.24.VI, expiring 10/21/15, Strike Price $107.00	BNP Paribas		20,000	(26,914)
5 Year CDX.NA.IG.24.VI, expiring 10/21/15, Strike Price $60.00	Citigroup Global Markets		40,000	(13,304)
5 Year CDX.NA.IG.24.VI, expiring 10/21/15, Strike Price $60.00	Citigroup Global Markets		40,000	(13,304)
10 Year U.S. Treasury Notes Futures, expiring 08/21/15, Strike Price $128.00			7,000	(28,437)
Euro/Polish Zloty @ FX Rate 4.900, expiring 01/11/16	Credit Suisse First Boston Corp.	EUR	2,100	(1,665)
Euro/South African Rand @ FX Rate 19.000, expiring 12/21/15	Credit Suisse First Boston Corp.	EUR	2,800	(4,749)
Euro/South African Rand @ FX Rate 19.000, expiring 06/14/16	JPMorgan Chase	EUR	3,600	(44,850)
Euro/Turkish Lira @ FX Rate 3.700, expiring 01/11/16	Citigroup Global Markets	EUR	4,250	(40,759)
Interest Rate Swap Option,
Receive a fixed rate of 1.40% and pay a floating rate based on 3 Month LIBOR, expiring 01/04/16	JPMorgan Chase		21,200	(54,065)
United States Dollar/Brazilian Real @ FX Rate 4.400, expiring 05/10/16	Credit Suisse First Boston Corp.		4,000	(81,448)
United States Dollar/Chinese Renminbi @ FX Rate 7.250, expiring 02/29/16	Credit Suisse First Boston Corp.		4,000	(6,211)
United States Dollar/Euro @ FX Rate 0.950, expiring 06/09/16	Citigroup Global Markets		4,000	(20,916)
United States Dollar/Hungarian Forint @ FX Rate 330.000, expiring 06/09/16	Citigroup Global Markets		4,000	(47,745)
United States Dollar/Mexican Peso @FX Rate 17.000, expiring 12/03/15	Citigroup Global Markets		1,000	(12,504)
United States Dollar/Mexican Peso @ FX Rate 19.500, expiring 06/02/16	JPMorgan Chase		4,000	(36,934)
United States Dollar/New Taiwanese Dollar @ FX Rate 30.900, expiring 05/27/16	Barclays Capital Group		4,000	(126,460)
United States Dollar/New Taiwanese Dollar @ FX Rate 33.000, expiring 05/27/16	Credit Suisse First Boston Corp.		4,000	(36,838)
United States Dollar/New Zealand Dollar @ FX Rate 0.750, expiring 09/07/15	Citigroup Global Markets		3,000	(374,130)
United States Dollar/South African Rand @ FX Rate 15.000, expiring 12/03/15	UBS AG		1,000	(6,072)
United States Dollar/South African Rand @ FX Rate 16.500, expiring 02/25/16	Credit Suisse First Boston Corp.		4,000	(31,162)
United States Dollar/Turkish Lira @ FX Rate 3.000, expiring 11/24/15	Credit Suisse First Boston Corp.		1,000	(18,806)

				(1,027,273)

Put Options — (0.1)%
90 Day Euro Dollar, expiring 12/14/15, Strike Price $99.00			23,000	(575)
90 Day Euro Dollar, expiring 12/14/15, Strike Price $99.25			128,250	(19,237)
5 Year CDX.NA.HY.24.VI, expiring 10/21/15, Strike Price $102.00	BNP Paribas		20,000	(163,944)
5 Year CDX.NA.IG.24.VI, expiring 10/21/15, Strike Price $90.00	Citigroup Global Markets		40,000	(58,295)
5 Year CDX.NA.IG.24.VI, expiring 10/21/15, Strike Price $90.00	Citigroup Global Markets		40,000	(58,295)
Euro/Polish Zloty @ FX Rate 4.100, expiring 01/11/16	JPMorgan Chase	EUR	2,100	(23,642)

Mexican Peso/Japanese Yen @ FX Rate 6.500, expiring 05/18/16	Credit Suisse First Boston Corp.	MXN	60,000	(44,880)
Turkish Lira/Japanese Yen @ FX Rate 33.000, expiring 02/08/16	JPMorgan Chase	TRY	8,500	(22,715)
Turkish Lira/Japanese Yen @ FX Rate 33.000, expiring 08/02/16	Barclays Capital Group	TRY	8,500	—
United States Dollar/Chinese Renminbi @ FX Rate 6.300, expiring 02/29/16	Barclays Capital Group		4,000	(35,363)
United States Dollar/Mexican Peso @ FX Rate 13.500, expiring 12/03/15	UBS AG		1,000	(102)
United States Dollar/New Zealand Dollar @ FX Rate 0.840, expiring 09/07/15	Citigroup Global Markets		3,000	—
United States Dollar/South African Rand @ FX Rate 11.000, expiring 12/03/15	Credit Suisse First Boston Corp.		1,000	(558)
United States Dollar/Turkish Lira @ FX Rate 2.220, expiring 11/24/15	UBS AG		1,000	(35)

				(427,641)

TOTAL OPTIONS WRITTEN (premiums received $1,734,294)				(1,454,914)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN — 97.3% (cost $347,190,139)				336,976,551
Other assets in excess of liabilities(k) — 2.7%				9,367,071

NET ASSETS — 100.0%				$346,343,622

The following abbreviations are used in the portfolio descriptions:

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
RegS	Regulation S. Security was purchased pursuant to Regulation S and may not be offered, sold or delivered within the United States or to, or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.
ABS	Asset-Backed Security
BABs	Build America Bonds
BBR	New Zealand Bank Bill Rate
BBSW	Australian Bank Bill Swap Reference Rate
BIBOR	Bangkok Interbank Offered Rate
bps	Basis Points
BUBOR	Budapest Interbank Offered Rate
BZDIOVER	Overnight Brazil Cetip Interbank Deposit
CABs	Capital Appreciation Bonds
CDX	Credit Derivative Index
CIBOR	Copenhagen Interbank Offered Rate
CLICP	Chilean Indice Camara Promedio
CLO	Collateralized Loan Obligation
COLIBOR	Columbia Interbank Offered Rate
CP	Commerical Paper
CPI	Consumer Price Index
EONIA	Euro Overnight Index Average
EURIBOR	Euro Interbank Offered Rate
FHLMC	Federal Home Loan Mortgage Corp.
GO	General Obligation
HIBOR	Hong Kong Interbank Offered Rate
IO	Interest Only
JIBAR	Johannesburg Interbank Agreed Rate
KLIBOR	Kuala Lumpur Interbank Offered Rate

LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
NIBOR	Norwegian Interbank Offered Rate
OIS	Overnight Index Swap
PRIBOR	Prague Interbank Offered Rate
SIBOR	Singapore Interbank Offered Rate
STIBOR	Stockholm Interbank Offered Rate
TBA	To Be Announced
TELBOR	Tel Aviv Interbank Offered Rate
UKRPI	United Kingdom Retail Prices Index
US	United States
WIBOR	Warsaw Interbank Offered Rate
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
CNH	Chinese Renminbi
COP	Colombian Peso
CZK	Czech Koruna
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
HUF	Hungarian Forint
ILS	Israeli Shekel
INR	Indian Rupee
ITL	Italian Lira
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PEN	Peruvian Nuevo Sol
PHP	Philippine Peso
PLN	Polish Zloty
RON	Romanian Leu
RUB	Russian Ruble
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
TRY	Turkish Lira
TWD	New Taiwanese Dollar
ZAR	South African Rand

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
(a)	Indicates a security that has been deemed illiquid.
(b)	Indicates a restricted security; the aggregate original cost of the restricted securities is $4,225,285. The aggregate value of $3,867,814 is approximately 1.1% of net assets.
(c)	Represents security, or a portion thereof, segregated as collateral for futures contracts.
(d)	Variable rate instrument. The interest rate shown reflects the rate in effect at July 31, 2015.
(e)	Represents issuer in default on interest payments and/or principal repayment; non-income producing security.
(f)	Represents security, or a portion thereof, segregated as collateral for swap agreements.

(g)	Represents a zero coupon or step bond. Rate quoted represents yield to maturity at purchase date.
(h)	Represents a zero coupon or step bond. Rate quoted represents effective yield at July 31, 2015.
(i)	Prudential Investments LLC, the manager of the Fund, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund.
(j)	The United States federal income tax basis of investments and net unrealized depreciation were as follows:

Tax Basis	$353,436,170

Appreciation	6,073,319
Depreciation	(21,083,024)

Net Unrealized Depreciation	$(15,004,705)

The book basis may differ from tax basis due to certain tax-related adjustments.

(k)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Futures contracts outstanding at July 31, 2015:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at July 31, 2015	Unrealized Appreciation (Depreciation)(1)
	Long Positions:
940	5 Year U.S. Treasury Notes	Sep. 2015	$112,106,824	$112,653,125	$546,301
829	10 Year U.S. Treasury Notes	Sep. 2015	104,424,783	105,645,688	1,220,905
109	U.S. Ultra Bonds	Sep. 2015	16,877,230	17,388,906	511,676

					2,278,882

	Short Positions:
15	30 Day U.S. Federal Funds	Oct. 2015	6,238,703	6,236,436	2,267
25	30 Day U.S. Federal Funds	Jan. 2016	10,386,748	10,379,997	6,751
507	2 Year U.S. Treasury Notes	Sep. 2015	110,899,216	111,064,688	(165,472)
3	30 Year Euro-Buxl Bond	Sep. 2015	491,216	513,981	(22,765)
1	Euro-Bobl	Sep. 2015	142,180	143,113	(933)
37	Euro-Bund	Sep. 2015	6,193,493	6,274,079	(80,586)
7	U.S. Long Bond	Sep. 2015	1,058,573	1,091,562	(32,989)

					(293,727)

					$1,985,155

(1)	Foreign Bonds with a combined market value of $3,002,600 have been segregated with J.P. Morgan Securities LLC to cover requirements for open contracts at July 31, 2015.

Forward foreign currency exchange contracts outstanding at July 31, 2015:

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
Australian Dollar,
Expiring 10/16/15	JPMorgan Chase	AUD	944	$694,700	$687,151	$(7,549)
Expiring 10/16/15	JPMorgan Chase	AUD	2,099	1,560,000	1,527,701	(32,299)
Brazilian Real,
Expiring 08/10/15	Citigroup Global Markets	BRL	7,911	2,436,256	2,301,692	(134,564)
British Pound,
Expiring 10/28/15	Citigroup Global Markets	GBP	5,399	8,380,481	8,426,542	46,061
Canadian Dollar,
Expiring 10/16/15	Citigroup Global Markets	CAD	4,083	3,196,576	3,120,203	(76,373)
Chilean Peso,
Expiring 08/07/15	Barclays Capital Group	CLP	49,806	80,657	73,822	(6,835)
Expiring 08/07/15	BNP Paribas	CLP	562,851	888,900	834,259	(54,641)
Expiring 08/07/15	Credit Suisse First Boston Corp.	CLP	588,951	899,162	872,943	(26,219)

Chinese Renminbi,
Expiring 10/16/15	JPMorgan Chase	CNH	89,523	14,251,913	14,339,846	87,933
Expiring 03/02/16	Barclays Capital Group	CNH	9,118	1,435,411	1,446,274	10,863
Colombian Peso,
Expiring 08/14/15	BNP Paribas	COP	4,652,812	1,742,300	1,614,656	(127,644)
Expiring 08/14/15	Hong Kong & Shanghai Bank	COP	3,530,968	1,418,914	1,225,345	(193,569)
Czech Koruna,
Expiring 10/23/15	Citigroup Global Markets	CZK	187,895	7,564,216	7,629,280	65,064
Danish Krone,
Expiring 10/23/15	Deutsche Bank AG	DKK	23,641	3,448,528	3,486,174	37,646
Euro,
Expiring 10/28/15	BNP Paribas	EUR	21,484	23,616,471	23,626,204	9,733
Expiring 10/28/15	Deutsche Bank AG	EUR	4,458	4,927,603	4,902,088	(25,515)
Expiring 06/13/16	Citigroup Global Markets	EUR	646	733,000	713,933	(19,067)
Hungarian Forint,
Expiring 10/22/15	JPMorgan Chase	HUF	877,338	3,073,901	3,132,660	58,759
Indian Rupee,
Expiring 08/11/15	UBS AG	INR	56,860	889,000	884,903	(4,097)
Expiring 10/09/15	UBS AG	INR	239,773	3,725,322	3,688,612	(36,710)
Israel Shekel,
Expiring 10/20/15	JPMorgan Chase	ILS	463	121,794	122,874	1,080
Japanese Yen,
Expiring 10/28/15	BNP Paribas	JPY	2,388,762	19,318,286	19,298,907	(19,379)
Expiring 10/28/15	UBS AG	JPY	2,388,762	19,321,333	19,298,907	(22,426)
Expiring 08/04/16	JPMorgan Chase	JPY	29,060	236,542	236,493	(49)
Malaysian Ringgit,
Expiring 08/18/15	JPMorgan Chase	MYR	4,303	1,155,741	1,123,360	(32,381)
Mexican Peso,
Expiring 10/22/15	Citigroup Global Markets	MXN	28,001	1,730,700	1,726,522	(4,178)
Expiring 10/22/15	UBS AG	MXN	70,111	4,355,755	4,323,021	(32,734)
Expiring 12/07/15	UBS AG	MXN	4,688	305,214	288,039	(17,175)
New Taiwanese Dollar,
Expiring 05/31/16	Credit Suisse First Boston Corp.	TWD	18,960	620,000	604,800	(15,200)
New Zealand Dollar,
Expiring 10/16/15	Citigroup Global Markets	NZD	1,064	700,254	697,844	(2,410)
Expiring 10/16/15	Goldman Sachs & Co.	NZD	2,496	1,627,300	1,637,241	9,941
Philippine Peso,
Expiring 08/11/15	Citigroup Global Markets	PHP	52,598	1,174,327	1,149,298	(25,029)
Polish Zloty,
Expiring 10/23/15	Bank of America	PLN	12,146	3,198,715	3,211,900	13,185
Expiring 10/23/15	Deutsche Bank AG	PLN	2,621	694,700	693,053	(1,647)
Romanian Leu,
Expiring 10/23/15	BNP Paribas	RON	22,944	5,666,126	5,710,063	43,937
Russian Ruble,
Expiring 08/10/15	BNP Paribas	RUB	29,850	537,900	482,874	(55,026)
Expiring 08/10/15	BNP Paribas	RUB	49,066	887,100	793,719	(93,381)
Expiring 08/10/15	BNP Paribas	RUB	49,427	889,300	799,572	(89,728)
Expiring 08/10/15	JPMorgan Chase	RUB	30,469	544,235	492,889	(51,346)
South African Rand,
Expiring 10/23/15	Barclays Capital Group	ZAR	10,906	868,400	849,214	(19,186)
Expiring 12/07/15	Credit Suisse First Boston Corp.	ZAR	3,793	311,000	292,908	(18,092)

South Korean Won,
Expiring 09/11/15	Citigroup Global Markets	KRW	2,857,364	2,563,153	2,438,649	(124,504)
Expiring 09/11/15	UBS AG	KRW	2,113,039	1,919,200	1,803,397	(115,803)
Expiring 05/31/16	Credit Suisse First Boston Corp.	KRW	974,077	828,649	829,145	496
Swedish Krona,
Expiring 10/23/15	Deutsche Bank AG	SEK	18,357	2,132,990	2,131,666	(1,324)
Turkish Lira,
Expiring 10/26/15	Citigroup Global Markets	TRY	3,063	1,101,085	1,078,047	(23,038)
Expiring 10/26/15	JPMorgan Chase	TRY	5,150	1,834,828	1,812,495	(22,333)

				$159,607,938	$158,461,185	$(1,146,753)

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
Australian Dollar,
Expiring 10/16/15	Bank of America	AUD	8,608	$6,384,421	$6,265,231	$119,190
Expiring 10/16/15	Deutsche Bank AG	AUD	1,183	868,401	861,432	6,969
Expiring 10/16/15	UBS AG	AUD	1,443	1,044,000	1,050,079	(6,079)
Brazilian Real,
Expiring 08/10/15	BNP Paribas	BRL	5,659	1,735,600	1,646,401	89,199
Expiring 08/10/15	BNP Paribas	BRL	4,471	1,389,500	1,300,907	88,593
Expiring 09/03/15	BNP Paribas	BRL	3,546	1,038,400	1,022,421	15,979
Expiring 05/12/16	Credit Suisse First Boston Corp.	BRL	1,237	370,000	330,012	39,988
British Pound,
Expiring 10/28/15	Citigroup Global Markets	GBP	421	656,723	657,221	(498)
Expiring 10/28/15	JPMorgan Chase	GBP	909	1,413,209	1,418,993	(5,784)
Expiring 10/28/15	JPMorgan Chase	GBP	517	800,400	806,704	(6,304)
Canadian Dollar,
Expiring 10/16/15	BNP Paribas	CAD	900	692,300	687,517	4,783
Expiring 10/16/15	Citigroup Global Markets	CAD	110	85,255	84,357	898
Expiring 10/16/15	JPMorgan Chase	CAD	899	694,700	687,298	7,402
Chilean Peso,
Expiring 08/07/15	BNP Paribas	CLP	1,137,599	1,735,600	1,686,149	49,451
Expiring 08/07/15	BNP Paribas	CLP	580,584	906,100	860,541	45,559
Expiring 08/07/15	Citigroup Global Markets	CLP	559,257	861,389	828,931	32,458
Expiring 08/07/15	JPMorgan Chase	CLP	561,016	864,965	831,538	33,427
Chinese Renminbi,
Expiring 10/16/15	JPMorgan Chase	CNH	47,086	7,517,000	7,542,199	(25,199)
Expiring 03/02/16	Credit Suisse First Boston Corp.	CNH	9,118	1,405,000	1,446,274	(41,274)
Colombian Peso,
Expiring 08/14/15	BNP Paribas	COP	2,524,392	936,000	876,035	59,965
Expiring 08/14/15	BNP Paribas	COP	2,397,767	906,100	832,092	74,008
Expiring 08/14/15	BNP Paribas	COP	2,356,374	910,500	817,728	92,772
Expiring 08/14/15	BNP Paribas	COP	2,339,342	909,100	811,817	97,283
Expiring 10/22/15	BNP Paribas	COP	2,619,485	1,067,000	904,199	162,801
Expiring 10/22/15	BNP Paribas	COP	2,349,083	925,200	810,861	114,339
Expiring 10/22/15	BNP Paribas	COP	2,282,620	935,500	787,919	147,581
Czech Koruna,
Expiring 10/23/15	Barclays Capital Group	CZK	50,961	2,049,500	2,069,209	(19,709)
Expiring 10/23/15	Citigroup Global Markets	CZK	7,773	312,600	315,616	(3,016)

Euro,
Expiring 10/28/15	Bank of America	EUR	1,811	2,013,289	1,991,174	22,115
Expiring 10/28/15	BNP Paribas	EUR	378	416,087	416,120	(33)
Expiring 10/28/15	Citigroup Global Markets	EUR	9,341	10,197,062	10,271,898	(74,836)
Expiring 10/28/15	Citigroup Global Markets	EUR	82	90,098	89,847	251
Expiring 10/28/15	JPMorgan Chase	EUR	18,099	19,747,421	19,903,980	(156,559)
Expiring 10/28/15	JPMorgan Chase	EUR	5,149	5,598,712	5,662,769	(64,057)
Expiring 10/28/15	JPMorgan Chase	EUR	3,708	4,046,866	4,077,967	(31,101)
Hungarian Forint,
Expiring 06/13/16	Citigroup Global Markets	HUF	185,713	667,000	662,332	4,668
Israel Shekel,
Expiring 10/20/15	Deutsche Bank AG	ILS	6,606	1,736,900	1,751,999	(15,099)
Japanese Yen,
Expiring 10/28/15	Goldman Sachs & Co.	JPY	25,782	208,100	208,293	(193)
Malaysian Ringgit,
Expiring 08/18/15	UBS AG	MYR	6,838	1,812,300	1,785,182	27,118
Expiring 08/18/15	UBS AG	MYR	6,815	1,831,900	1,779,141	52,759
Expiring 08/18/15	UBS AG	MYR	4,039	1,047,300	1,054,596	(7,296)
Expiring 08/18/15	UBS AG	MYR	3,997	1,041,100	1,043,461	(2,361)
Mexican Peso,
Expiring 10/22/15	Goldman Sachs & Co.	MXN	17,835	1,108,000	1,099,706	8,294
Expiring 10/22/15	Goldman Sachs & Co.	MXN	11,215	693,600	691,527	2,073
Expiring 10/22/15	Goldman Sachs & Co.	MXN	8,380	520,200	516,708	3,492
Expiring 10/22/15	JPMorgan Chase	MXN	13,862	868,400	854,742	13,658
Expiring 12/07/15	Citigroup Global Markets	MXN	4,680	325,000	287,555	37,445
Expiring 06/06/16	JPMorgan Chase	MXN	17,680	1,110,000	1,070,875	39,125
New Taiwanese Dollar,
Expiring 10/26/15	UBS AG	TWD	157,359	5,038,320	4,989,626	48,694
Expiring 10/26/15	UBS AG	TWD	31,800	1,009,200	1,008,326	874
Expiring 05/31/16	Barclays Capital Group	TWD	46,691	1,488,147	1,489,403	(1,256)
New Zealand Dollar,
Expiring 10/16/15	JPMorgan Chase	NZD	9,271	6,174,924	6,082,176	92,748
Expiring 10/16/15	JPMorgan Chase	NZD	1,060	693,600	695,125	(1,525)
Expiring 10/16/15	JPMorgan Chase	NZD	1,059	693,500	694,406	(906)
Norwegian Krone,
Expiring 10/23/15	Barclays Capital Group	NOK	14,152	1,733,800	1,729,186	4,614
Expiring 10/23/15	JPMorgan Chase	NOK	595	72,310	72,672	(362)
Peruvian Nuevo Sol,
Expiring 09/10/15	Citigroup Global Markets	PEN	2,643	825,016	823,021	1,995
Philippine Peso,
Expiring 08/11/15	UBS AG	PHP	62,653	1,377,300	1,369,012	8,288
Russian Ruble,
Expiring 08/10/15	Barclays Capital Group	RUB	17,990	325,837	291,022	34,815
Expiring 08/10/15	BNP Paribas	RUB	59,540	1,040,000	963,162	76,838
Expiring 08/10/15	Citigroup Global Markets	RUB	24,993	435,500	404,311	31,189
Singapore Dollar,
Expiring 10/26/15	Deutsche Bank AG	SGD	1,426	1,040,300	1,036,930	3,370
Expiring 10/26/15	Deutsche Bank AG	SGD	960	696,000	697,738	(1,738)
Expiring 10/26/15	JPMorgan Chase	SGD	2,548	1,862,833	1,852,859	9,974
South African Rand,
Expiring 10/23/15	Citigroup Global Markets	ZAR	10,303	819,447	802,245	17,202

Expiring 10/23/15	Deutsche Bank AG	ZAR	10,277	800,400	800,190	210
Expiring 12/07/15	UBS AG	ZAR	4,172	350,000	322,206	27,794
Expiring 02/29/16	Credit Suisse First Boston Corp.	ZAR	15,260	1,250,000	1,160,806	89,194
South Korean Won,
Expiring 09/11/15	UBS AG	KRW	2,042,462	1,812,300	1,743,162	69,138
Expiring 09/11/15	UBS AG	KRW	1,982,505	1,761,600	1,691,991	69,609
Expiring 09/11/15	UBS AG	KRW	1,429,610	1,256,800	1,220,116	36,684
Expiring 05/31/16	Credit Suisse First Boston Corp.	KRW	779,800	700,000	663,774	36,226
Swiss Franc,
Expiring 10/28/15	BNP Paribas	CHF	403	420,772	418,187	2,585
Expiring 10/28/15	Deutsche Bank AG	CHF	732	763,195	759,963	3,232
Expiring 10/28/15	JPMorgan Chase	CHF	16,056	16,755,276	16,669,013	86,263
Thai Baht,
Expiring 10/22/15	Barclays Capital Group	THB	26,717	762,900	755,990	6,910
Expiring 10/22/15	Citigroup Global Markets	THB	184,310	5,311,832	5,215,245	96,587
Turkish Lira,
Expiring 10/26/15	JPMorgan Chase	TRY	2,094	768,386	736,955	31,431
Expiring 11/25/15	Credit Suisse First Boston Corp.	TRY	912	380,000	318,455	61,545
Expiring 08/04/16	Citigroup Global Markets	TRY	533	174,981	174,705	276

				$153,088,274	$151,111,531	1,976,743

						$829,990

Cross currency exchange contracts outstanding at July 31, 2015:

Settlement	Type	Notional Amount (000)		In Exchange For (000)		Unrealized Appreciation (Depreciation)	Counterparty
10/20/15	Buy	EUR	636	ILS	2,649	$(3,761)	Citigroup Global Markets
10/22/15	Buy	EUR	625	MXN	11,372	(14,488)	JPMorgan Chase
10/23/15	Buy	EUR	632	SEK	5,964	2,498	Barclays Capital Group
10/23/15	Buy	EUR	953	SEK	8,940	9,888	Barclays Capital Group
10/23/15	Buy	EUR	1,578	NOK	14,227	(3,334)	Barclays Capital Group
10/23/15	Buy	EUR	1,596	SEK	14,945	19,716	Citigroup Global Markets
10/23/15	Buy	EUR	936	ZAR	13,331	(9,338)	Deutsche Bank AG
10/23/15	Buy	EUR	1,055	PLN	4,367	4,923	Deutsche Bank AG
10/23/15	Buy	EUR	1,595	SEK	14,910	22,992	Deutsche Bank AG
10/23/15	Buy	EUR	1,278	CZK	34,620	(622)	JPMorgan Chase
10/23/15	Buy	EUR	1,597	CZK	43,305	(1,820)	JPMorgan Chase
10/26/15	Buy	EUR	935	TRY	2,957	(12,096)	Citigroup Global Markets
10/26/15	Buy	EUR	1,982	TRY	5,958	82,200	Citigroup Global Markets
10/26/15	Buy	EUR	4,418	TRY	13,585	76,762	Deutsche Bank AG
10/28/15	Buy	EUR	1,588	JPY	215,248	7,792	Barclays Capital Group
10/28/15	Buy	EUR	663	JPY	90,370	(1,099)	Citigroup Global Markets
10/28/15	Buy	EUR	3,162	GBP	2,241	(19,750)	Goldman Sachs & Co.
10/28/15	Buy	EUR	632	JPY	86,098	(567)	JPMorgan Chase
12/23/15	Buy	EUR	1,000	ZAR	15,225	(71,461)	Credit Suisse First Boston Corp.
01/13/16	Buy	EUR	620	PLN	2,682	(24,864)	Credit Suisse First Boston Corp.
06/17/16	Buy	EUR	980	ZAR	14,725	(14,793)	JPMorgan Chase
10/16/15	Buy	GBP	668	CAD	1,320	33,741	Citigroup Global Markets
10/28/15	Buy	GBP	1,567	EUR	2,211	14,829	UBS AG
10/22/15	Buy	HUF	294,574	EUR	957	(610)	Deutsche Bank AG

10/22/15	Buy	HUF	295,813	EUR	958	3,265	Deutsche Bank AG
10/22/15	Buy	HUF	246,869	EUR	797	4,659	UBS AG
10/20/15	Buy	ILS	3,924	EUR	936	11,518	Citigroup Global Markets
05/20/16	Buy	JPY	162,988	MXN	21,250	35,085	Credit Suisse First Boston Corp.
10/23/15	Buy	PLN	3,287	EUR	797	(7,712)	Barclays Capital Group
10/23/15	Buy	PLN	6,566	EUR	1,589	(10,311)	Barclays Capital Group
10/23/15	Buy	PLN	6,592	EUR	1,598	(14,115)	Deutsche Bank AG
01/13/16	Buy	PLN	2,504	EUR	620	(22,175)	JPMorgan Chase
10/23/15	Buy	RON	2,938	EUR	664	1,620	Deutsche Bank AG
12/23/15	Buy	ZAR	14,406	EUR	1,060	(57,667)	Credit Suisse First Boston Corp.

						$40,905

Credit default swap agreements outstanding at July 31, 2015:

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(4)	Value at Trade Date	Value at July 31, 2015(5)	Unrealized Depreciation
Exchange-traded credit default swaps on credit indices—Sell Protection(2):
CDX.NA.HY.24.V1	06/20/20	5.000%	7,920	$493,020	$521,268	$(28,248)

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(4)	Implied Credit Spread at July 31, 2015(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation	Counterparty
Over-the-counter credit default swaps on corporate issues—Buy Protection(1):
Petroleos Mexicanos	09/20/21	1.000%	1,500	2.266%	$103,253	$37,323	$65,930	Hong Kong & Shanghai Bank

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(4)	Implied Credit Spread at July 31, 2015(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Depreciation	Counterparty
Over-the-counter credit default swaps on corporate issues—Sell Protection(2):
Petroleos Mexicanos	09/20/21	1.000%	2,500	2.266%	$(172,089)	$(70,059)	$(102,030)	Goldman Sachs & Co.

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(4)	Implied Credit Spread at July 31, 2015(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
Over-the-counter credit default swaps on sovereign issues—Buy Protection(1):
Kingdom of Spain	06/20/17	1.000%	700	0.489%	$(7,575)	$(9,413)	$1,838	Deutsche Bank AG
Kingdom of Spain	06/20/19	1.000%	700	0.720%	(8,243)	(2,988)	(5,255)	Deutsche Bank AG
Republic of Ireland	06/20/17	1.000%	700	0.188%	(11,592)	(12,920)	1,328	Deutsche Bank AG
Republic of Ireland	06/20/19	1.000%	700	0.359%	(17,973)	(10,230)	(7,743)	Deutsche Bank AG
Republic of Italy	06/20/17	1.000%	700	0.563%	(6,593)	(5,072)	(1,521)	Deutsche Bank AG
Republic of Italy	06/20/19	1.000%	900	0.876%	(5,259)	5,740	(10,999)	Deutsche Bank AG
Republic of Philippines	09/20/17	1.000%	1,000	0.411%	(13,758)	(16,512)	2,754	Goldman Sachs & Co.
Republic of Poland	06/20/17	1.000%	1,000	0.278%	(14,846)	(23,766)	8,920	Hong Kong & Shanghai Bank

Republic of Portugal	06/20/17	1.000%	700	0.866%	(2,584)	3,899	(6,483)	Deutsche Bank AG
Republic of Portugal	06/20/19	1.000%	400	1.297%	3,964	12,674	(8,710)	Deutsche Bank AG
Republic of Slovakia	06/20/17	1.000%	1,000	0.216%	(16,017)	(28,054)	12,037	Hong Kong & Shanghai Bank
Republic of Slovenia	06/20/19	1.000%	900	0.911%	(4,082)	19,172	(23,254)	JPMorgan Chase

					$(104,558)	$(67,470)	$(37,088)

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(4)	Implied Credit Spread at July 31, 2015(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
Over-the-counter credit default swaps on sovereign issues—Sell Protection(2):
Federation of Malaysia	12/20/19	1.000%	2,000	1.252%	$(18,787)	$16,516	$(35,303)	Barclays Capital Group
Federation of Malaysia	12/20/19	1.000%	2,000	1.252%	(18,787)	16,034	(34,821)	Hong Kong & Shanghai Bank
Kingdom of Belgium	09/20/15	1.000%	1,300	0.050%	3,266	(41,964)	45,230	Hong Kong & Shanghai Bank
Kingdom of Belgium	12/20/24	1.000%	3,500	0.701%	92,233	20,902	71,331	Hong Kong & Shanghai Bank
Kingdom of Belgium	03/20/20	1.000%	3,000	0.327%	94,984	(14,500)	109,484	JPMorgan Chase
Kingdom of Spain	06/20/21	1.000%	700	0.966%	2,115	(7,646)	9,761	Deutsche Bank AG
Kingdom of Spain	06/20/24	1.000%	700	1.228%	(11,606)	(25,398)	13,792	Deutsche Bank AG
Kingdom of Spain	09/20/21	1.000%	1,500	0.995%	2,205	18,280	(16,075)	Hong Kong & Shanghai Bank
People’s Republic of China	12/20/19	1.000%	2,000	0.853%	14,748	20,408	(5,660)	Citigroup Global Markets
People’s Republic of China	03/20/22	1.000%	1,000	1.236%	(13,208)	(17,211)	4,003	Deutsche Bank AG
People’s Republic of China	03/20/22	1.000%	2,000	1.236%	(26,415)	(21,992)	(4,423)	Goldman Sachs & Co.
People’s Republic of China	06/20/19	1.000%	650	0.754%	6,823	603	6,220	Hong Kong & Shanghai Bank
People’s Republic of China	12/20/19	1.000%	1,000	0.853%	7,374	10,204	(2,830)	Hong Kong & Shanghai Bank
Republic of Brazil	03/20/18	1.000%	1,500	2.157%	(42,749)	(17,515)	(25,234)	Deutsche Bank AG
Republic of Chile	12/20/21	1.000%	2,500	1.174%	(22,994)	2,887	(25,881)	Deutsche Bank AG
Republic of Colombia	12/20/21	1.000%	2,000	2.034%	(116,965)	(41,036)	(75,929)	Hong Kong & Shanghai Bank
Republic of France	06/20/16	0.250%	2,700	0.040%	5,876	(156,882)	162,758	Barclays Capital Group
Republic of France	06/20/17	0.250%	2,500	0.082%	8,684	(194,311)	202,995	Barclays Capital Group
Republic of France	12/20/16	0.250%	4,500	0.061%	13,232	(353,862)	367,094	Citigroup Global Markets
Republic of France	03/20/19	0.250%	1,200	0.195%	2,708	(14,962)	17,670	Deutsche Bank AG
Republic of France	12/20/19	0.250%	7,000	0.250%	2,133	(107,631)	109,764	Hong Kong & Shanghai Bank
Republic of France	03/20/20	0.250%	3,000	0.268%	(1,597)	(188,678)	187,081	JPMorgan Chase
Republic of France	12/20/16	1.000%	1,000	0.061%	14,328	(31,891)	46,219	UBS AG
Republic of Indonesia	09/20/18	1.000%	2,200	1.095%	(3,833)	(122,244)	118,411	Deutsche Bank AG
Republic of Indonesia	12/20/18	1.000%	1,200	1.201%	(7,943)	(70,888)	62,945	Goldman Sachs & Co.
Republic of Ireland	06/20/21	1.000%	700	0.568%	17,797	3,082	14,715	Deutsche Bank AG

Republic of Ireland	06/20/24	1.000%	700	0.825%	10,593	(8,907)	19,500	Deutsche Bank AG
Republic of Ireland	06/20/18	1.000%	2,000	0.263%	44,690	(81,677)	126,367	Hong Kong & Shanghai Bank
Republic of Italy	09/20/20	1.000%	1,500	1.167%	(10,464)	(13,249)	2,785	Barclays Capital Group
Republic of Italy	06/20/21	1.000%	700	1.142%	(4,622)	(18,943)	14,321	Deutsche Bank AG
Republic of Italy	06/20/24	1.000%	900	1.431%	(28,768)	(50,860)	22,092	Deutsche Bank AG
Republic of Italy	03/20/22	1.000%	3,000	1.357%	(61,205)	(108,518)	47,313	Goldman Sachs & Co.
Republic of Italy	06/20/20	1.000%	6,000	1.134%	(30,205)	(14,463)	(15,742)	Hong Kong & Shanghai Bank
Republic of Italy	03/20/22	1.000%	3,000	1.357%	(61,205)	(108,435)	47,230	JPMorgan Chase
Republic of Italy	12/20/16	1.000%	2,000	0.482%	16,798	(293,422)	310,220	UBS AG
Republic of Korea	12/20/21	1.000%	2,000	0.657%	43,719	37,685	6,034	Barclays Capital Group
Republic of Latvia	09/20/19	1.000%	3,000	0.625%	49,012	5,686	43,326	Barclays Capital Group
Republic of Latvia	06/20/19	1.000%	700	0.584%	11,942	2,637	9,305	Deutsche Bank AG
Republic of Lithuania	09/20/19	1.000%	3,000	0.626%	48,888	5,603	43,285	Barclays Capital Group
Republic of Lithuania	06/20/19	1.000%	700	0.586%	11,882	2,637	9,245	Deutsche Bank AG
Republic of Peru	03/20/22	1.000%	3,000	1.689%	(121,251)	(105,928)	(15,323)	Barclays Capital Group
Republic of Philippines	03/20/22	1.000%	1,000	1.282%	(16,033)	(17,211)	1,178	Deutsche Bank AG
Republic of Philippines	09/20/21	1.000%	1,000	1.201%	(10,307)	(15,838)	5,531	Hong Kong & Shanghai Bank
Republic of Poland	12/20/21	1.000%	2,000	0.855%	19,828	33,938	(14,110)	Barclays Capital Group
Republic of Poland	06/20/21	1.000%	1,000	0.795%	12,659	17,974	(5,315)	Hong Kong & Shanghai Bank
Republic of Portugal	06/20/21	1.000%	700	1.656%	(23,854)	(44,566)	20,712	Deutsche Bank AG
Republic of Portugal	06/20/24	1.000%	400	2.002%	(29,264)	(39,789)	10,525	Deutsche Bank AG
Republic of Portugal	09/20/20	1.000%	1,500	1.660%	(45,524)	(53,625)	8,101	Goldman Sachs & Co.
Republic of Slovakia	06/20/21	1.000%	1,000	0.642%	21,323	21,924	(601)	Hong Kong & Shanghai Bank
Republic of Slovenia	06/20/24	1.000%	900	1.554%	(37,616)	(69,737)	32,121	Hong Kong & Shanghai Bank
Republic of South Africa	12/20/18	1.000%	1,200	1.706%	(27,716)	(64,857)	37,141	Goldman Sachs & Co.
Republic of Turkey	03/20/20	1.000%	2,000	2.214%	(102,571)	(76,305)	(26,266)	JPMorgan Chase

					$(315,649)	$(2,377,941)	$2,062,292

The Fund entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.

(1)	If the Fund is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Fund is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of the reporting date serve as an indicator of the current status of the payment/performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
(4)	Notional amount represents the maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(5)	The fair value of credit default swap agreements on credit indices serves as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the reporting date. Increasing fair value in absolute terms, when compared to the notional amount of the swap, represents a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Interest rate swap agreements outstanding at July 31, 2015:

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at July 31, 2015	Unrealized Appreciation (Depreciation)
Exchange-traded swap agreements:
CAD	9,000	06/26/17	0.738%	1 Day CAD OIS(1)	$1,267	$(38,196)	$(39,463)
CAD	4,500	01/09/20	1.716%	3 Month Canadian Banker’s Acceptance(1)	3,425	(89,508)	(92,933)
CAD	3,000	08/20/23	3.134%	3 Month Canadian Banker’s Acceptance(1)	37,271	(257,636)	(294,907)
CAD	1,100	06/25/30	2.651%	3 Month Canadian Banker’s Acceptances(2)	(63)	29,610	29,673
CHF	9,140	05/04/17	(0.648%)	6 Month CHF LIBOR(1)	922	(16,767)	(17,689)
CHF	1,840	05/04/25	0.160%	6 Month CHF LIBOR(2)	1,901	(21,357)	(23,258)
CZK	34,000	01/23/22	0.513%	6 Month PRIBOR(2)	1,375	(21,758)	(23,133)

DKK	15,000	01/27/20	0.385%		6 Month CIBOR(2)	1,218	(21,926)	(23,144)
DKK	13,600	05/04/25	0.825%		6 Month CIBOR(2)	4,213	(91,454)	(95,667)
EUR	6,000	09/25/15	(0.048%	)	1 Day EONIA(1)	202	(1,243)	(1,445)
EUR	4,500	09/24/16	(0.045%	)	1 Day EONIA(1)	528	(5,560)	(6,088)
EUR	4,000	03/13/17	0.493%		3 Month EURIBOR(1)	9,523	(35,799)	(45,322)
EUR	2,000	10/24/18	—		3 Month EURIBOR(3)	(462)	3,283	3,745
EUR	830	07/02/19	0.656%		6 Month EURIBOR(2)	(2,151)	13,931	16,082
EUR	1,000	05/29/20	0.373%		6 Month EURIBOR(2)	377	(459)	(836)
EUR	610	07/02/21	0.994%		6 Month EURIBOR(2)	(3,373)	18,745	22,118
EUR	700	08/14/21	0.841%		3 Month EURIBOR(2)	(3,396)	18,654	22,050
EUR	700	09/03/23	2.171%		6 Month EURIBOR(2)	(20,019)	85,337	105,356
EUR	1,600	10/10/23	2.130%		6 Month EURIBOR(2)	(44,519)	189,924	234,443
EUR	1,410	05/12/25	0.895%		6 Month EURIBOR(2)	1,559	(11,396)	(12,955)
EUR	2,000	03/04/29	2.302%		6 Month EURIBOR(2)	226,187	298,467	72,280
EUR	1,000	06/04/29	2.002%		6 Month EURIBOR(2)	(21,417)	106,335	127,752
EUR	1,360	11/11/29	1.453%		6 Month EURIBOR(2)	(5,037)	32,857	37,894
EUR	1,800	01/14/30	1.022%		6 Month EURIBOR(2)	7,769	(74,744)	(82,513)
EUR	440	07/01/43	2.505%		6 Month EURIBOR(2)	(21,386)	116,561	137,947
EUR	500	09/03/43	2.691%		6 Month EURIBOR(2)	(30,262)	157,456	187,718
EUR	1,000	11/21/44	1.790%		6 Month EURIBOR(2)	(6,912)	79,468	86,380
EUR	400	02/10/45	1.158%		6 Month EURIBOR(2)	3,810	(37,069)	(40,879)
GBP	690	06/30/19	2.166%		6 Month GBP LIBOR(2)	(848)	26,979	27,827
GBP	510	06/30/21	2.469%		6 Month GBP LIBOR(2)	(1,053)	31,738	32,791
HKD	48,000	02/25/16	0.630%		3 Month HIBOR(2)	22	4,203	4,181
HUF	2,330,000	07/24/17	1.610%		6 Month BUBOR(1)	757	70,347	69,590
HUF	530,000	07/24/25	3.005%		6 Month BUBOR(2)	(189)	(24,985)	(24,796)
JPY	320,000	01/29/22	0.316%		6 Month JPY LIBOR(2)	317	(3,806)	(4,123)
JPY	90,000	02/20/29	1.260%		6 Month JPY LIBOR(2)	(6,656)	40,238	46,894
JPY	50,000	04/02/29	1.288%		6 Month JPY LIBOR(2)	(3,919)	23,536	27,455
JPY	100,000	08/18/29	1.070%		6 Month JPY LIBOR(2)	(1,872)	21,413	23,285
JPY	100,000	08/28/29	1.043%		6 Month JPY LIBOR(2)	(1,205)	18,229	19,434
JPY	200,000	09/09/29	1.061%		6 Month JPY LIBOR(2)	(4,426)	40,103	44,529
JPY	160,000	09/29/29	1.064%		6 Month JPY LIBOR(2)	(2,667)	31,966	34,633
JPY	90,000	11/05/34	1.293%		6 Month JPY LIBOR(2)	(602)	14,225	14,827
JPY	70,000	12/03/34	1.265%		6 Month JPY LIBOR(2)	(374)	7,977	8,351
JPY	260,000	01/07/35	1.108%		6 Month JPY LIBOR(2)	1,354	(32,020)	(33,374)
JPY	50,000	01/22/35	0.950%		6 Month JPY LIBOR(2)	805	(17,874)	(18,679)
JPY	120,000	02/12/35	1.161%		6 Month JPY LIBOR(2)	129	(5,992)	(6,121)
JPY	320,000	02/24/35	1.200%		6 Month JPY LIBOR(2)	(387)	1,456	1,843
JPY	160,000	03/03/35	1.153%		6 Month JPY LIBOR(2)	303	(10,707)	(11,010)
MXN	90,000	02/09/18	4.630%		28 Day Mexican Interbank Rate(2)	(2,499)	14,811	17,310
MXN	35,000	04/18/19	5.480%		28 Day Mexican Interbank Rate(2)	(12,303)	37,892	50,195
MXN	27,400	12/27/24	5.795%		28 Day Mexican Interbank Rate(2)	1,911	(53,305)	(55,216)
MXN	4,000	07/27/34	6.720%		28 Day Mexican Interbank Rate(2)	39	(5,454)	(5,493)
NOK	7,000	08/26/16	2.320%		6 Month NIBOR(2)	(3,713)	10,251	13,964
NOK	11,000	01/23/22	1.435%		6 Month NIBOR(2)	4,720	(26,194)	(30,914)
NZD	2,600	03/13/19	4.550%		3 Month BBR(2)	(12,803)	90,306	103,109
NZD	750	03/13/24	5.080%		3 Month BBR(2)	(9,736)	56,545	66,281
NZD	1,900	05/01/25	3.825%		3 Month BBR(2)	2,843	20,097	17,254
PLN	9,000	02/13/22	1.990%		6 Month WIBOR(2)	3,275	(62,851)	(66,126)
SEK	13,300	08/26/16	1.930%		3 Month STIBOR(2)	(13,133)	36,106	49,239
SEK	20,000	01/20/20	0.485%		3 Month STIBOR(2)	1,928	7,697	5,769
SEK	12,700	08/29/24	1.657%		3 Month STIBOR(2)	16,894	51,116	34,222
	275,000	09/17/15	0.181%		1 Day Overnight Fed Funds Effective Rate(2)	218	9,070	8,852

335,600	10/28/15	0.278%	1 Day Overnight Fed Funds Effective Rate(1)	234	(32,183)	(32,417)
170,000	01/27/16	0.310%	1 Day US OIS(1)	532	5,804	5,272
4,600	07/07/18	1.515%	3 Month LIBOR(1)	169	(42,368)	(42,537)
11,100	08/31/18	1.644%	3 Month LIBOR(1)	195	(138,465)	(138,660)
5,900	08/31/18	1.686%	3 Month LIBOR(1)	174	(81,197)	(81,371)
8,800	08/31/18	1.758%	3 Month LIBOR(1)	185	(140,620)	(140,805)
47,100	02/28/19	1.806%	3 Month LIBOR(1)	113,042	(723,796)	(836,838)
21,000	08/08/19	3.111%	3 Month LIBOR(2)	203	803,192	802,989
2,960	12/02/19	1.639%	3 Month LIBOR(1)	(555)	(11,907)	(11,352)
2,500	02/04/20	1.523%	3 Month LIBOR(1)	161	6,744	6,583
4,080	03/11/20	1.824%	3 Month LIBOR(1)	166	(40,076)	(40,242)
1,200	03/23/20	1.616%	3 Month LIBOR(1)	155	(252)	(407)
130,800	12/31/21	1.787%	3 Month LIBOR(1)	(33,246)	1,001,466	1,034,712
8,000	12/31/21	1.850%	3 Month LIBOR(1)	193	30,073	29,880
1,700	02/04/22	1.760%	3 Month LIBOR(1)	159	17,807	17,648
14,000	05/31/22	2.237%	3 Month LIBOR(1)	(44,201)	(194,520)	(150,319)
7,960	08/18/24	2.750%	3 Month LIBOR(2)	134	352,066	351,932
2,200	03/23/25	2.045%	3 Month LIBOR(1)	165	42,951	42,786

				$137,545	$1,703,588	$1,566,043

Foreign Bonds with a combined market value of $7,168,954 have been segregated with Citigroup Global Markets to cover requirements for open exchange-traded and cleared swap contracts at July 31, 2015.

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
Over-the-counter swap agreements
AUD	1,000	09/07/21	4.945%	6 Month BBSW(2)	$96,160	$—	$96,160	Citigroup Global Markets
AUD	1,000	08/31/22	3.890%	6 Month BBSW(2)	50,783	—	50,783	Hong Kong & Shanghai Bank
AUD	1,400	08/31/22	3.920%	6 Month BBSW(2)	72,908	—	72,908	Citigroup Global Markets
AUD	1,700	09/21/22	3.830%	6 Month BBSW(2)	85,274	—	85,274	Barclays Capital Group
AUD	2,800	08/08/23	4.170%	6 Month BBSW(1)	(197,734)	—	(197,734)	Hong Kong & Shanghai Bank
AUD	2,000	12/19/32	4.423%	6 Month BBSW(2)	197,257	—	197,257	Barclays Capital Group
AUD	650	03/15/43	4.755%	6 Month BBSW(2)	111,733	—	111,733	Hong Kong & Shanghai Bank
BRL	859	01/01/21	13.115%	1 Day BZDIOVER(2)	16,053	—	16,053	Deutsche Bank AG
CAD	3,200	02/22/17	1.708%	3 Month Canadian Banker’s Acceptance(2)	43,819	—	43,819	Citigroup Global Markets
CAD	650	11/06/17	1.645%	3 Month Canadian Banker’s Acceptance(2)	10,462	—	10,462	Bank of Nova Scotia
CAD	500	12/27/17	1.700%	3 Month Canadian Banker’s Acceptance(2)	8,491	—	8,491	Bank of Nova Scotia
CAD	4,200	08/17/22	2.370%	3 Month Canadian Banker’s Acceptance(2)	199,246	—	199,246	Bank of Nova Scotia
CLP	2,800,000	01/21/20	3.460%	6 Month CLICP(2)	(72,604)	—	(72,604)	JPMorgan Chase
CLP	700,000	02/27/24	5.230%	6 Month CLICP(2)	67,746	—	67,746	Deutsche Bank AG
COP	3,300,000	11/19/18	5.380%	1 Day COLIBOR OIS(2)	18,677	—	18,677	Hong Kong & Shanghai Bank
COP	6,300,000	02/13/20	5.050%	1 Day COLIBOR OIS(2)	(19,193)	—	(19,193)	Deutsche Bank AG
COP	1,000,000	06/27/23	6.840%	1 Day COLIBOR OIS(2)	17,301	—	17,301	Deutsche Bank AG
COP	455,000	04/10/25	6.020%	1 Day COLIBOR OIS(2)	(4,402)	—	(4,402)	JPMorgan Chase

CZK	25,000	06/27/18	1.635%	6 Month PRIBOR(2)	38,496	—	38,496	Hong Kong & Shanghai Bank
DKK	31,000	01/25/16	0.910%	6 Month CIBOR(2)	39,785	—	39,785	Deutsche Bank AG
DKK	3,200	03/01/22	2.300%	6 Month CIBOR(2)	47,581	—	47,581	Credit Suisse First Boston Corp.
EUR	600	07/27/22	1.772%	6 Month EURIBOR(2)	51,181	—	51,181	Citigroup Global Markets
EUR	650	09/24/42	2.404%	6 Month EURIBOR(2)	164,747	—	164,747	Citigroup Global Markets
EUR	850	03/27/43	2.327%	6 Month EURIBOR(2)	190,498	—	190,498	Bank of America
GBP	500	08/01/16	2.060%	6 Month GBP LIBOR(2)	14,733	—	14,733	Citigroup Global Markets
GBP	1,000	08/17/22	1.975%	3 Month GBP LIBOR(2)	29,640	—	29,640	Hong Kong & Shanghai Bank
GBP	1,600	01/13/32	2.788%	6 Month GBP LIBOR(2)	209,835	—	209,835	Barclays Capital Group
GBP	1,420	04/24/43	2.932%	6 Month GBP LIBOR(2)	358,445	—	358,445	Hong Kong & Shanghai Bank
GBP	270	05/27/45	3.493%	UKRPI(2)	4,349	—	4,349	JPMorgan Chase
HKD	27,000	01/04/18	0.805%	3 Month HIBOR(1)	22,700	—	22,700	Bank of America
HKD	25,000	07/29/18	1.625%	3 Month HIBOR(2)	36,898	—	36,898	Hong Kong & Shanghai Bank
HKD	25,000	10/08/18	1.635%	3 Month HIBOR(1)	(37,306)	—	(37,306)	Hong Kong & Shanghai Bank
HKD	30,800	04/28/20	1.400%	3 Month HIBOR(1)	41,311	—	41,311	Citigroup Global Markets
HKD	8,200	08/22/22	1.560%	3 Month HIBOR(1)	25,523	—	25,523	Hong Kong & Shanghai Bank
HUF	620,000	11/19/18	4.290%	6 Month BUBOR(2)	228,423	—	228,423	Credit Suisse First Boston Corp.
HUF	330,000	03/27/23	5.510%	6 Month BUBOR(2)	232,758	—	232,758	Deutsche Bank AG
ILS	6,500	11/20/18	2.200%	3 Month TELBOR(2)	112,874	—	112,874	Hong Kong & Shanghai Bank
ILS	3,200	03/06/23	3.525%	3 Month TELBOR(2)	120,758	—	120,758	Deutsche Bank AG
ILS	4,200	06/27/23	3.730%	3 Month TELBOR(2)	162,164	—	162,164	Credit Suisse First Boston Corp.
JPY	300,000	01/15/16	0.790%	Japan CPI(2)	(35,369)	—	(35,369)	Barclays Capital Group
JPY	60,000	02/02/21	1.265%	6 Month JPY LIBOR(2)	28,825	—	28,825	Barclays Capital Group
JPY	96,000	02/16/21	1.365%	6 Month JPY LIBOR(2)	50,817	—	50,817	Barclays Capital Group
JPY	50,000	06/02/21	1.200%	6 Month JPY LIBOR(2)	21,879	—	21,879	Barclays Capital Group
JPY	45,000	06/16/21	1.170%	6 Month JPY LIBOR(2)	18,970	—	18,970	Barclays Capital Group
JPY	40,000	06/28/21	1.123%	6 Month JPY LIBOR(2)	15,847	—	15,847	Barclays Capital Group
JPY	30,000	07/22/21	1.090%	6 Month JPY LIBOR(2)	11,366	—	11,366	Citigroup Global Markets
JPY	220,000	07/26/22	0.745%	6 Month JPY LIBOR(2)	46,315	—	46,315	Barclays Capital Group
JPY	55,000	11/20/22	0.748%	6 Month JPY LIBOR(2)	11,957	—	11,957	Barclays Capital Group
JPY	120,000	12/27/22	0.803%	6 Month JPY LIBOR(2)	29,652	—	29,652	Barclays Capital Group
JPY	175,000	03/15/23	0.755%	6 Month JPY LIBOR(2)	39,536	—	39,536	Barclays Capital Group
JPY	85,500	07/21/24	1.489%	6 Month JPY LIBOR(2)	60,506	—	60,506	Citigroup Global Markets
JPY	60,000	07/04/26	1.603%	6 Month JPY LIBOR(2)	50,254	—	50,254	Citigroup Global Markets

JPY	70,000	08/02/26	1.534%	6 Month JPY LIBOR(2)	57,592	—	57,592	Citigroup Global Markets
JPY	300,000	09/03/27	1.290%	6 Month JPY LIBOR(2)	171,694	—	171,694	Citigroup Global Markets
JPY	35,000	10/02/27	1.238%	6 Month JPY LIBOR(2)	17,848	—	17,848	Barclays Capital Group
JPY	55,000	11/05/27	1.270%	6 Month JPY LIBOR(2)	29,209	—	29,209	Barclays Capital Group
JPY	40,000	12/04/27	1.261%	6 Month JPY LIBOR(2)	20,506	—	20,506	Citigroup Global Markets
JPY	40,000	12/14/27	1.235%	6 Month JPY LIBOR(2)	19,343	—	19,343	Hong Kong & Shanghai Bank
JPY	120,000	02/20/28	1.353%	6 Month JPY LIBOR(2)	75,011	—	75,011	Deutsche Bank AG
JPY	200,000	04/16/28	1.235%	6 Month JPY LIBOR(2)	96,843	—	96,843	Credit Suisse First Boston Corp.
JPY	110,000	08/18/31	1.750%	6 Month JPY LIBOR(2)	107,408	—	107,408	Barclays Capital Group
JPY	25,000	08/30/31	1.750%	6 Month JPY LIBOR(2)	24,305	—	24,305	Barclays Capital Group
JPY	240,000	01/18/32	1.638%	6 Month JPY LIBOR(2)	184,151	—	184,151	Barclays Capital Group
JPY	30,000	11/05/32	1.563%	6 Month JPY LIBOR(2)	19,808	—	19,808	Barclays Capital Group
JPY	160,000	11/14/32	2.390%	6 Month JPY LIBOR(2)	89,987	—	89,987	Citigroup Global Markets
JPY	35,000	12/14/32	1.575%	6 Month JPY LIBOR(2)	23,858	—	23,858	Hong Kong & Shanghai Bank
JPY	40,000	07/09/42	1.705%	6 Month JPY LIBOR(2)	27,026	—	27,026	Barclays Capital Group
JPY	20,000	10/02/42	1.659%	6 Month JPY LIBOR(2)	10,560	—	10,560	Barclays Capital Group
JPY	70,000	01/28/43	1.955%	6 Month JPY LIBOR(2)	74,489	—	74,489	JPMorgan Chase
JPY	137,500	05/21/43	2.003%	6 Month JPY LIBOR(1)	(162,942)	—	(162,942)	Credit Suisse First Boston Corp.
JPY	45,000	05/28/43	2.088%	6 Month JPY LIBOR(1)	(60,805)	—	(60,805)	Deutsche Bank AG
JPY	45,800	05/29/43	2.013%	6 Month JPY LIBOR(1)	(55,031)	—	(55,031)	Credit Suisse First Boston Corp.
JPY	100,000	06/03/43	1.970%	6 Month JPY LIBOR(2)	111,525	—	111,525	JPMorgan Chase
KRW	1,500,000	08/14/21	2.773%	3 Month KRW Certificate of Deposit Rate(2)	59,354	—	59,354	Hong Kong & Shanghai Bank
KRW	900,000	11/05/24	2.425%	3 Month KRW Certificate of Deposit Rate(2)	17,005	—	17,005	Barclays Capital Group
MXN	45,000	12/02/15	5.090%	28 Day Mexican Interbank Rate(2)	20,327	—	20,327	Deutsche Bank AG
MXN	37,000	06/20/18	6.020%	28 Day Mexican Interbank Rate(2)	88,233	—	88,233	Credit Suisse First Boston Corp.
MXN	20,000	08/13/19	4.985%	28 Day Mexican Interbank Rate(2)	(4,487)	—	(4,487)	Hong Kong & Shanghai Bank
MXN	15,700	04/28/23	5.100%	28 Day Mexican Interbank Rate(2)	(56,610)	—	(56,610)	Barclays Capital Group

MXN	17,500	04/09/42	7.890%	28 Day Mexican Interbank Rate(2)	131,514	—	131,514	Barclays Capital Group
MYR	1,700	04/28/25	4.040%	3 Month KLIBOR(2)	(13,167)	—	(13,167)	Citigroup Global Markets
NOK	13,500	11/07/17	2.550%	6 Month NIBOR(2)	75,221	—	75,221	Citigroup Global Markets
NOK	4,500	11/07/22	3.190%	6 Month NIBOR(2)	61,739	—	61,739	Citigroup Global Markets
NZD	3,200	08/18/16	4.173%	3 Month BBR(2)	52,839	—	52,839	Citigroup Global Markets
NZD	1,320	09/25/22	3.790%	3 Month BBR(2)	29,453	—	29,453	Citigroup Global Markets
NZD	910	08/09/23	4.653%	3 Month BBR(2)	57,096	—	57,096	Hong Kong & Shanghai Bank
PLN	15,000	06/28/18	3.790%	6 Month WIBOR(2)	215,022	—	215,022	Deutsche Bank AG
PLN	4,900	06/27/21	5.390%	6 Month WIBOR(2)	220,641	—	220,641	JPMorgan Chase
PLN	5,700	04/12/22	5.030%	6 Month WIBOR(2)	257,234	—	257,234	Hong Kong & Shanghai Bank
PLN	4,000	03/14/23	3.810%	6 Month WIBOR(2)	99,473	—	99,473	Bank of America
PLN	4,100	03/18/23	3.660%	6 Month WIBOR(2)	90,105	—	90,105	Hong Kong & Shanghai Bank
PLN	3,600	06/27/26	5.280%	6 Month WIBOR(1)	(231,018)	—	(231,018)	JPMorgan Chase
PLN	4,100	04/12/27	4.810%	6 Month WIBOR(1)	(231,984)	—	(231,984)	Hong Kong & Shanghai Bank
PLN	3,500	03/18/43	3.380%	6 Month WIBOR(1)	(85,047)	—	(85,047)	Hong Kong & Shanghai Bank
SEK	25,000	05/10/16	1.363%	3 Month STIBOR(2)	47,226	—	47,226	Royal Bank of Scotland Group PLC
SEK	3,700	02/27/22	2.520%	3 Month STIBOR(2)	50,681	—	50,681	Citigroup Global Markets
SGD	1,800	01/08/18	0.935%	6 Month SIBOR(2)	(22,317)	—	(22,317)	Bank of America
SGD	5,450	04/30/20	1.850%	6 Month SIBOR(2)	(54,766)	—	(54,766)	Citigroup Global Markets
THB	100,000	05/14/16	2.630%	3 Month BIBOR(2)	32,092	—	32,092	Citigroup Global Markets
THB	50,000	12/20/17	3.230%	6 Month BIBOR(2)	57,289	—	57,289	Bank of America
THB	28,900	04/30/25	2.560%	6 Month BIBOR(2)	1,483	—	1,483	Citigroup Global Markets
TWD	390,000	09/29/15	1.090%	3 Month Secondary Market CP Bank Rate(1)	(6,372)	—	(6,372)	Bank of America
ZAR	55,000	06/25/18	7.440%	3 Month JIBAR(2)	21,249	—	21,249	Hong Kong & Shanghai Bank
ZAR	17,000	11/15/23	8.085%	3 Month JIBAR(2)	2,180	—	2,180	Credit Suisse First Boston Corp.
ZAR	5,000	09/03/33	8.970%	3 Month JIBAR(2)	14,480	—	14,480	Hong Kong & Shanghai Bank
ZAR	12,000	11/03/34	8.230%	3 Month JIBAR(2)	(29,619)	—	(29,619)	Barclays Capital Group
	20,000	12/08/15	0.670%	CPI Urban Consumers(1)	(93,383)	—	(93,383)	JPMorgan Chase
	10,000	12/15/15	0.400%	CPI Urban Consumers(1)	(19,180)	—	(19,180)	Deutsche Bank AG

					$4,884,296	$—	$4,884,296

(1)	Fund pays the fixed rate and receives the floating rate.
(2)	Fund pays the floating rate and receives the fixed rate.
(3)	Fund pays the floating rate of 3 Month EURIBOR and receives the floating rate of 1 Month EURIBOR.

Currency swap agreements outstanding at July 31, 2015:

Notional Amount (000)#	Fund Receives	Notional Amount (000)		Fund Pays	Counterparty	Termination Date	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
326	3 Month LIBOR	EUR	250	3 Month EURIBOR minus 31.70 bps	Barclays Capital Group	12/14/15	$51,848	$—	$51,848
690	3 Month LIBOR plus 197 bps	EUR	500	3.750%	Citigroup Global Markets	10/12/15	123,340	(16,600)	139,940
649	3 Month LIBOR plus 225 bps	EUR	500	3.750%	Citigroup Global Markets	10/12/15	82,486	(16,423)	98,909
582	3 Month LIBOR plus 412 bps	EUR	480	4.500%	Citigroup Global Markets	11/30/15	43,446	(5,472)	48,918
263	3 Month LIBOR	EUR	200	3 Month EURIBOR minus 30.00 bps	Citigroup Global Markets	12/18/15	43,661	—	43,661
651	3 Month LIBOR plus 310 bps	EUR	500	3.625%	Citigroup Global Markets	02/01/16	97,545	41	97,504

	303	3 Month LIBOR plus 272 bps	EUR	227	4.500%	Citigroup Global Markets	04/05/16	48,142	(15,773)	63,915
	651	3 Month LIBOR plus 273 bps	EUR	500	4.500%	Citigroup Global Markets	04/05/16	90,310	(22,723)	113,033
	960	3 Month LIBOR plus 218 bps	EUR	700	4.500%	Citigroup Global Markets	04/15/16	171,657	—	171,657
	1,111	3 Month LIBOR plus 451 bps	JPY	92,000	3.700%	Citigroup Global Markets	11/14/16	387,648	66	387,582
	327	3 Month LIBOR plus 156 bps	CHF	300	2.875%	Citigroup Global Markets	11/23/16	2,426	(22,678)	25,104
	325	3 Month LIBOR plus 158 bps	CHF	300	2.875%	Citigroup Global Markets	11/23/16	345	(27,044)	27,389
	1,605	3 Month LIBOR plus 432 bps	JPY	125,000	3.450%	Citigroup Global Markets	03/24/17	638,283	38,560	599,723
	122	3 Month LIBOR plus 208 bps	EUR	100	4.250%	Citigroup Global Markets	07/14/17	7,698	(11,428)	19,126
	244	3 Month LIBOR plus 220 bps	EUR	200	4.250%	Citigroup Global Markets	07/14/17	15,256	(20,832)	36,088
	567	3 Month LIBOR plus 510 bps	CHF	500	4.000%	Credit Suisse First Boston Corp.	05/20/16	53,896	676	53,220
	439	3 Month LIBOR	JPY	44,780	3 Month LIBOR minus 31.25 bps	Deutsche Bank AG	05/14/17	77,151	—	77,151
JPY	510,300	3 Month LIBOR minus 23.25 bps		5,000	3 Month LIBOR	Goldman Sachs & Co.	06/17/16	(879,657)	—	(879,657)
	5,000	3 Month LIBOR	JPY	510,300	3 Month LIBOR minus 53.375 bps	Goldman Sachs & Co.	06/17/24	827,859	—	827,859
	461	3 Month LIBOR	EUR	350	3 Month EURIBOR minus 30.25 bps	Hong Kong & Shanghai Bank	12/19/15	76,593	—	76,593
	114	3 Month CHF LIBOR minus 13.30 bps	CHF	100	3 Month LIBOR	Hong Kong & Shanghai Bank	03/21/16	10,680	—	10,680
TRY	4,800	7.700%		2,500	3 Month LIBOR	Hong Kong & Shanghai Bank	07/19/18	(876,666)	—	(876,666)
TRY	7,729	8.820%		3,800	3 Month LIBOR	Hong Kong & Shanghai Bank	09/04/18	(897,286)	—	(897,286)
	147	3 Month LIBOR plus 398 bps	EUR	120	4.500%	JPMorgan Chase	11/30/15	12,364	(2,177)	14,541
	3,049	3 Month LIBOR	DKK	18,000	3 Month CIBOR minus 37.00 bps	JPMorgan Chase	10/03/16	398,530	—	398,530
	24,780	3 Month LIBOR	EUR	20,000	3 Month EURIBOR minus 14.625 bps	JPMorgan Chase	11/10/16	2,809,933	—	2,809,933
JPY	500,000	3 Month LIBOR minus 44.00 bps		4,248	3 Month LIBOR	JPMorgan Chase	11/21/16	(217,573)	—	(217,573)
AUD	3,240	3 Month BBSW plus 24.25 bps		3,000	3 Month LIBOR	JPMorgan Chase	05/22/19	(625,520)	—	(625,520)
	4,248	3 Month LIBOR	JPY	500,000	3 Month LIBOR minus 73.00 bps	JPMorgan Chase	11/21/24	225,971	—	225,971

								$2,800,366	$ (121,807)	$2,922,173

Total return swap agreements outstanding at July 31, 2015:

Counterparty	Termination Date	Notional Amount (000)#	Description	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Barclays Capital Group	08/07/2015	20,000	Pay fixed payments of 0.100% and receive variable payments based on the Federal National Mortgage Assoc. 30 Year TBA	$157,102	$—	$157,102
JPMorgan Chase	09/20/2015	8,000	Pay fixed payments based on the 3 Month LIBOR and receive variable payments based on the IBOXXUSHLY Index	(164,314)	—	(164,314)

				$(7,212)	$—	$(7,212)

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices generally in active markets for identical securities.

Level 2 - quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3 - unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of July 31, 2015 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Foreign Bonds	$—	$183,630,980	$—
Asset-Backed Securities
Collateralized Debt Obligation	—	1,504,535	—
Collateralized Loan Obligations	—	25,725,450	—
Non-Residential Mortgage-Backed Securities	—	606,172	1,000,570
Residential Mortgage-Backed Securities	—	46,667,035	—
Bank Loans	—	1,403,545	—
Commercial Mortgage-Backed Securities	—	19,553,409	1,349,668
Corporate Bonds	—	49,046,864	—
Municipal Bonds	—	3,013,559	—
U.S. Government Agency Obligations	—	1,738,251	—
Preferred Stock	101,880	—	—
Affiliated Money Market Mutual Fund	883,829	—	—
Options Purchased	78,337	2,127,381	—
Options Written	(48,249)	(1,406,665)	—
Other Financial Instruments*
Futures Contracts	1,985,155	—	—
Forward Foreign Currency Exchange Contracts	—	829,990	—
Cross Currency Exchange Contracts	—	40,905	—
Exchange-traded credit default swaps	—	(28,248)	—
Over-the-counter credit default swaps	—	(489,043)	—
Exchange-traded interest rate swaps	—	1,566,043	—
Over-the-counter interest rate swaps	—	4,884,296	—
Currency Swap Agreements	—	2,800,366	—
Total Return Swap Agreements	—	(7,212)	—

Total	$3,000,952	$343,207,613	$2,350,238

The following is a reconciliation of assets in which unobservable inputs (Level 3) were used in determining fair value:

	Foreign Bonds	Non-Residential Mortgage-Backed Securities	Residential Mortgage-Backed Securities	Bank Loans	Commercial Mortgage-Backed Securities	Corporate Bonds	Interest Rate Swaps
Balance as of 10/31/14	$1,769,625	$—	$2,466,090	$639,077	$—	$627,111	$108,260
Realized gain (loss)	313,654	—	—	—	—	—	—	**
Change in unrealized appreciation (depreciation)***	(403,252)	(1,344)	—	(29,954)	(70,787)	—	—
Purchases	—	1,001,914	—	—	1,420,455	—	—
Sales	(1,680,027)	—	—	(610,405)	—	—	—
Accrued discount/premium	—	—	—	1,282	—	—	—
Transfers into Level 3	—	—	—	—	—	—	—
Transfers out of Level 3	—	—	(2,466,090)	—	—	(627,111)	(108,260)

Balance as of 7/31/15	$—	$1,000,570	$—	$—	$1,349,668	$—	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and exchange-traded swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument, and over-the-counter swap contracts which are recorded at fair value.
**	The realized loss incurred during the period for other financial instruments was $38,070.
***	Of which, $ (72,131) was relating to securities held at the reporting period end.

Level 3 securities as presented in the table above are being fair valued using pricing methodologies approved by Board, which contain unobservable inputs as follows:

Level 3 Securities	Fair Value as of July 31, 2015	Valuation Methodology	Unobservable Inputs
Non-Residential Mortgage-Backed Securities	$1,000,570	Market Approach	Single Broker Indicative Quote
Commercial Mortgage-Backed Securities	1,349,668	Market Approach	Single Broker Indicative Quote

	$2,350,238

It is the Fund’s policy to recognize transfers in and transfers out at the fair value as of the beginning of period. At the reporting period end, securities transferred levels as follows:

Investments in Securities	Amount Transferred	Level Transfer	Logic
Residential Mortgage-Backed Securities	$2,466,090	L3 to L2	Single Broker Indicative Quote to Evaluated Bid
Corporate Bonds	627,111	L3 to L2	Single Broker Indicative Quote to Evaluated Bid
Interest Rate Swaps	108,260	L3 to L2	Interbank Interest Rate to Markit

The industry classification of investments and other assets in excess of liabilities shown as a percentage of net assets as of July 31, 2015 were as follows:

Sovereign Bonds	43.4%
Residential Mortgage-Backed Securities	13.5
Collateralized Loan Obligations	7.4
Commercial Mortgage-Backed Securities	6.0
Banking	5.6
Foreign Agencies	4.5
Electric	2.0
Healthcare & Pharmaceutical	1.5
Media & Entertainment	1.3
Technology	1.3
Cable	1.1
Building Materials & Construction	0.9
Municipal Bonds	0.9
Foods	0.7
Gaming	0.6
Capital Goods	0.6
Options Purchased	0.6
Telecommunications	0.6
U.S. Government Agency Obligations	0.5
Insurance	0.5
Non-Residential Mortgage-Backed Securities	0.5

Collateralized Debt Obligation	0.4
Real Estate Investment Trusts	0.4
Automotive	0.3
Paper	0.3
Affiliated Money Market Mutual Fund	0.3
Leisure	0.2
Pipelines & Other	0.2
Non-Captive Finance	0.2
Airlines	0.2
Brokerage	0.2
Chemicals	0.2
Retailers	0.1
Railroads	0.1
Metals	0.1
Financials	0.1
Consumer	0.1
Aerospace & Defense	0.1
Energy - Other	0.1
Energy - Integrated	0.1

97.7
Options Written	(0.4)
Other assets in excess of liabilities	2.7

100.0%

The following is a summary of the fair value of the derivative instruments utilized by the Fund as of July 31, 2015 categorized by risk exposure:

Derivative Fair Value at 7/31/15
Credit contracts	$(156,717)
Equity contracts	(164,314)
Foreign exchange contracts	758,206
Interest rate contracts	11,895,881

Total	$12,333,056

Notes to Schedule of Investments (Unaudited)

Securities Valuation: The Fund holds securities and other assets that are fair valued at the close of each day the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Board of Directors (the “Board”) has adopted Valuation Procedures for security valuation under which fair valuation responsibilities have been delegated to Prudential Investments LLC (“PI” or “Manager”). Under the current Valuation Procedures, the established Valuation Committee is responsible for supervising the valuation of portfolio securities and other assets. The Valuation Procedures permit the Fund to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. A record of the Valuation Committee’s actions is subject to the Board’s review, approval, and ratification at its next regularly-scheduled quarterly meeting.

Various inputs determine how the Fund’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the table following the Schedule of Investments.

Common and preferred stocks, exchange-traded funds, and derivative instruments, such as futures and options, that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy.

In the event that no sale or official closing price on valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy.

Common and preferred stocks traded on foreign securities exchanges are valued using pricing vendor services that provide model prices derived using adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such model prices are classified as Level 2 in the fair value hierarchy. Such securities are valued using model prices to the extent that the valuation meets the established confidence level for each security. If the confidence level is not met or the vendor does not provide a model price, securities are valued in accordance with exchange-traded common and preferred stocks discussed above.

Participatory Notes (P-Notes) are generally valued based upon the value of a related underlying security that trades actively in the market and are classified as Level 2 in the fair value hierarchy.

Investments in open-end, non-exchange-traded mutual funds are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Fixed income securities traded in the over-the-counter (“OTC”) market are generally valued at prices provided by approved independent pricing vendors. The pricing vendors provide these prices after evaluating observable inputs including, but not limited to yield curves, yield spreads, credit ratings, deal terms, tranche level attributes, default rates, cash flows, prepayment speeds, broker/dealer quotations, and reported trades. Securities valued using such vendor prices are classified as Level 2 in the fair value hierarchy.

OTC derivative instruments are generally valued using pricing vendor services, which derive the valuation based on inputs such as underlying asset prices, indices, spreads, interest rates, and exchange rates. These instruments are categorized as Level 2 in the fair value hierarchy.

Centrally cleared swaps listed or traded on a multilateral or trade facility platform, such as a registered exchange, are generally valued at the daily settlement price determined by the respective exchange. These securities are classified as Level 2 in the fair value hierarchy, as the daily settlement price is not public.

Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

The Fund invests in the Prudential Core Taxable Money Market Fund, a portfolio of the Prudential Investment Portfolios 2, registered under the Investment Company Act of 1940, as amended, and managed by PI.

The Fund may hold up to 15% of its net assets in illiquid securities, including those that are restricted as to disposition under securities law (“restricted securities”). Restricted securities, sometimes referred to as private placements, are valued pursuant to the valuation procedures noted above.

Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2. Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3. Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Prudential Global Total Return Fund, Inc.

By (Signature and Title)*	/s/ Deborah A. Docs
Deborah A. Docs
Secretary of the Fund

Date September 17, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Stuart S. Parker
Stuart S. Parker
President and Principal Executive Officer

Date September 17, 2015

By (Signature and Title)*	/s/ M. Sadiq Peshimam
M. Sadiq Peshimam
Treasurer and Principal Financial Officer

Date September 17, 2015

*	Print the name and title of each signing officer under his or her signature.